o BT ADVISOR FUNDS o

                              SMALL CAP INDEX FUND

                                  ANNUAL REPORT
                                  DECEMBER 1998

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND
TABLE OF CONTENTS
--------------------------------------------------------------------------------
          LETTER TO SHAREHOLDERS ..........................................    3

          SMALL CAP INDEX FUND
               Statement of Assets and Liabilities ........................    5
               Statement of Operations ....................................    5
               Statements of Changes in Net Assets ........................    6
               Financial Highlights .......................................    7
               Notes to Financial Statements ..............................    8
               Report of Independent Accountants ..........................   10
               Tax Information ............................................   10

          SMALL CAP INDEX PORTFOLIO
               Statement of Net Assets ....................................   11
               Statement of Operations ....................................   27
               Statements of Changes in Net Assets ........................   27
               Financial Highlights .......................................   28
               Notes to Financial Statements ..............................   29
               Report of Independent Accountants ..........................   31


                           -------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                           -------------------------

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
We are pleased to present you with this annual report for the Advisor Small Cap Index Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Despite volatility throughout the year in Asia, Latin America, Russia and here at home, the U.S. equity market indices continued to push on. Still, this was a difficult year for small cap stocks overall. Double-digit returns in the first and fourth quarters were neither enough to offset a weaker second quarter and the significant market decline in August nor to pull the Russell 2000 Index into positive territory for the year.

SMALL CAP STOCKS RALLIED ROBUSTLY IN THE FIRST QUARTER.
o Fears of the impact of the Asian crisis temporarily subsided.
o Earnings growth continued to be strong.
o Relative valuations approached record lows.
o Stable to rising overall levels for all equity markets helped settle investors' concerns.
o Strong economic conditions, little sign of inflation, and interest rate fears at bay supported a climbing Russell 2000 Index.

VOLATILITY PLAGUED THE SMALL CAP MARKET THROUGHOUT, BUT ESPECIALLY IN THE SECOND AND THIRD QUARTERS.

o Renewed concerns over the impact of Asia's financial troubles turned investor sentiment toward larger companies as did a focus on slower growth in U.S. corporate earnings and in the economy.
o Fears of a tightening by the Federal Reserve Board sparked a huge drop in the market towards the end of April. Stronger than anticipated economic numbers supported a quick rebound, and a similar roller coaster ride was replayed from May through June.
o Lower corporate profits, expectation of slower growth in the second half, and the General Motors strike contributed to a July sell off.
o In August, Russia defaulted on its domestic debt; weak commodity prices dampened the economic outlook for Latin America; and ongoing economic instability in Asia impacted markets worldwide. All major domestic equity indices posted negative returns for the quarter, as stocks, particularly small caps, tumbled. In fact, the August return of the Russell 2000 Index was one of the five worst in the Index's nineteen year history.

 INVESTMENT REVIEW
---------------------------------------------------------------------------------------------------------------------------
 PERIODS ENDED  DECEMBER 31, 1998                 CUMULATIVE TOTAL RETURNS        AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------
                                                   Past 1           Since            Past 1            Since
                                                    year           inception          year           inception
---------------------------------------------------------------------------------------------------------------------------
  BT Small Cap Index Fund1
   Institutional Class Shares (inception 7/10/96) -2.60%            31.15%           -2.60%          11.58%
---------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Index2                              -2.55%            31.08%           -2.55%          11.85%
 Lipper Small Cap Average3                        -0.33%            36.80%           -0.33%          13.59%

1 Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The Russell 2000 Index is an unmanaged index that measures small capitalization equities. This index is unmanaged, and investments cannot be made in an index. Investments in small companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock.
3 Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                           Ten Largest Stock Holdings

 American Tower Corp.                            Lycos, Inc.
 Nova Corporation                    Rational Software Corp.
 Network Applicance, Inc.                     Medimmune Inc.
 NTL, Incorporated           CSG Systems International, Inc.
 Legato Systems, Inc.                          Sepracor Inc.

o The market had recovered more than half of August's losses towards the end of September, when it fell again having anticipated a 0.50% cut in interest rates by the Federal Reserve Board, which turned out to be a 0.25% cut instead. Still, small cap stocks outperformed large caps for the month due to strength in energy-related stocks.

Fourth quarter returns marked an explosive finish to a volatile year. The technology sector, led by internet-related stocks, posted staggering returns for the quarter. Two more interest rate cuts of 0.25% each by the Federal Reserve Board in the fourth quarter also buoyed the equity markets.

For the year, growth stocks outperformed value stocks within the small capitalization sector. Top performing sectors for the year included technology, utilities, and consumer discretionary. The weakest performing sectors included financial services, materials and processing, and integrated oils.

MANAGER OUTLOOK
Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Given that we see strong, positive economic signs in the months ahead, this bodes well for the U.S. equity markets overall. More specifically, we anticipate:
o GDP growth of around 2.5% in 1999
o Low inflation
o Consumer fundamentals remaining extremely favorable, and
o Low interest rates, with Federal Reserve Board policy likely on hold in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                        By Sector as of December 31, 1998
             (percentages are based on net assets of the portfolio)

Capital Goods 7%
Health Care 8%
Consumer
Durables 8%
Forest Products 1%
Chemicals 2%
Finance and Building 24%
Business Equipment and Services 2%
Utilities 6%
Retail Trade 4%
Transportation 3%
Metals 3%
Consumer
Non-Durables 30%
Energy 2%

Certain equity sectors may be impacted, however, by a problematic profit story, given that rising labor costs are squeezing margins. The industrial sector, in particular, may be additionally affected by adverse developments abroad.

While it is likely we will continue to see high volatility and more financial liquidity squeezes within the small cap equity sector, small cap fundamentals and earnings growth remain strong and relative valuations attractive. It is important to remember that historically, small cap stocks have outperformed their larger cap brethren over the long term.

As an index fund, designed to replicate the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.

As always, we appreciate your ongoing support of the Small Cap Index Fund and look forward to continuing to serve your investment needs for many years ahead.

                                /s/ Frank Salerno
                            -------------------------
                                  Frank Salerno
                            Portfolio Manager of the
                            Small Cap Index Portfolio
                                December 31, 1998

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

         Small Cap Index Fund--$13,115      Russell 2000 Index--$13,108
           July-96  10000                         10000
           Dec-96   11523                         11566
           June-97  12750                         12746
           Dec-97   13465                         13451
           June-98  14034                         14113
           Dec-98   13115                         13108

Comparison of Change in Value of a $10,000 Investment in the Small Cap Index Fund - Institutional Class, and the Russell 2000 Index since July 31, 1996

                         Annualized Total Return for the
                         Period Ended December 31, 1998
                                  Institutional
                                    One Year
                                     (2.60)%
                                 Since 7/10/96*
                                     11.58%

 * The Fund's inception date.
Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Past performance is not indicative of future performance. The Russell 2000 Index is unmanaged and investments may not be made in an index. The index return does not reflect expenses, which have been deducted from the Fund's return.

-----------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES  December 31, 1998
-----------------------------------------------------------------------------------------------
ASSETS
   Investment in Small Cap Index Portfolio, at Value ..........................   $ 115,345,153
   Prepaid Expenses ...........................................................          27,603
   Due from Bankers Trust .....................................................         147,319
                                                                                  -------------
Total Assets ..................................................................     115,520,075
                                                                                  -------------
LIABILITIES
   Accrued Expenses ...........................................................          44,599
                                                                                  -------------
NET ASSETS ....................................................................   $ 115,475,476
                                                                                  =============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of
beneficial interest authorized) ...............................................      11,933,140
                                                                                  -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by
shares outstanding) ...........................................................          $ 9.68
                                                                                  =============
COMPOSITION OF NET ASSETS
   Paid-in Capital ............................................................   $ 115,955,577
   Accumulated Net Realized Gain on Investment and Futures Transactions .......          69,583
   Net Unrealized Depreciation on Investment and Futures Contracts ............        (549,684)
                                                                                  -------------
NET ASSETS ....................................................................   $ 115,475,476
                                                                                  =============

-------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the  year ended December 31, 1998
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income Allocated from Small Cap Index Portfolio, net .................................   $ 1,053,195
                                                                                            -----------
EXPENSES
   Administration and Services Fees
     Institutional Class ................................................................       142,203
     Advisor Class ......................................................................         1,666
   Registration Fees ....................................................................        37,689
   Professional Fees ....................................................................        26,764
   Shareholder Reports ..................................................................        19,146
   Trustees Fees ........................................................................         6,436
                                                                                            -----------
   Total Expenses .......................................................................       233,904
   Less: Expenses absorbed by Bankers Trust
     Institutional Class ................................................................      (123,352)
     Advisor Class ......................................................................        (1,420)
                                                                                            -----------
   Net Expenses .........................................................................       109,132
                                                                                            -----------
NET INVESTMENT INCOME ...................................................................       944,063
                                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions .......................................     4,322,895
   Net Realized Gain from Futures Transactions ..........................................        48,009
   Net Change in Unrealized Appreciation/Depreciation on Investment and Futures Contracts    (8,975,850)
                                                                                            -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENT AND FUTURES CONTRACTS ....................    (4,604,946)
                                                                                            -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..............................................   $(3,660,883)
                                                                                            ===========

                        See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------
                                                                                       FOR THE            FOR THE
                                                                                      YEAR ENDED         YEAR ENDED
                                                                                  DECEMBER 31, 1998  DECEMBER 31, 1997
                                                                                 ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income .........................................................   $     944,063    $     774,300
   Net Realized Gain from Investment and Futures Transactions ....................       4,370,904        5,721,943
   Net Change in Unrealized Appreciation/Depreciation on Investment
     and Futures Contracts .......................................................      (8,975,850)       5,946,591
                                                                                     -------------    -------------
Net Increase (Decrease) in Net Assets from Operations ............................      (3,660,883)      12,442,834
                                                                                     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income
      Institutional Class ........................................................        (946,125)        (709,155)
      Advisor Class ..............................................................            --             (6,650)
   Net Realized Gain from Investment Transactions
      Institutional Class ........................................................      (9,811,005)      (5,870,446)
      Advisor Class ..............................................................            --           (191,778)
                                                                                     -------------    -------------
Total Distributions ..............................................................     (10,757,130)      (6,778,029)
                                                                                     -------------    -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net Increase (Decrease) Resulting from Institutional Class Shares .............      91,620,392      (28,984,375)
   Net Increase (Decrease) Resulting from Advisor Class Shares ...................      (1,372,520)       1,330,285
                                                                                     -------------    -------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial Interest      90,247,872      (27,654,090)
                                                                                     -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................................      75,829,859      (21,989,285)
NET ASSETS
Beginning of Year ................................................................      39,645,617       61,634,902
                                                                                     -------------    -------------
End of Year (including undistributed net investment income of $-0- and
   $94,878 for the years ended December 31, 1998 and 1997, respectively) .........   $ 115,475,476    $  39,645,617
                                                                                     =============    =============

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Small Cap Index Fund.

                                                  Institutional Class Shares                    Advisor Class Shares
                                         --------------------------------------------  -----------------------------------------
                                                    For the                             For the       For the
                                                   year ended          For the period   period          year    For the period
                                                    Dec. 31,          July 10, 1996 1  Jan. 1, 1998    ended    August 8, 19961
                                         ----------------------------        to         to July 14,   Dec. 31,       to
                                                 1998      1997        Dec. 31, 1996     1998 2         1997    Dec. 31, 1996
                                                 ----      ----        -------------     ------         ----    -------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........$  11.13     $   10.90     $    10.00     $   11.69      $  11.04    $ 10.00
                                             --------     ---------     ----------     ---------      --------    -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ....................    0.06          0.23           0.04          0.06          0.08       0.02
   Net Realized and Unrealized Gain (Loss) on
      Investment and Futures Transactions ...   (0.41)         2.21           0.90          0.45          2.63       1.06
                                             --------     ---------     ----------     ---------      --------    -------
Total from Investment Operations ............   (0.35)         2.44           0.94          0.51          2.71       1.08
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ....................   (0.08)        (0.21)         (0.04)           --         (0.06)     (0.04)
   Net Realized Gain from Investment
      Transactions ..........................   (1.02)        (2.00)         (0.00)3          --         (2.00)     (0.00)3
                                             --------     ---------     ----------     ---------      --------    -------
TOTAL DISTRIBUTIONS .........................   (1.10)        (2.21)         (0.04)           --         (2.06)     (0.04)
                                             --------     ---------     ----------     ---------      --------    -------
NET ASSET VALUE, END OF PERIOD ..............$   9.68     $   11.13     $    10.90     $   12.20      $  11.69    $ 11.04
                                             ========     =========     ==========     =========      ========    =======
TOTAL INVESTMENT RETURN .....................   (2.60)%       23.00%          9.47%           --         25.11%     10.87%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted)..$115,475     $  38,312     $   61,558            --      $  1,334    $    77
   Ratios to Average Net Assets:
      Net Investment Income .................    1.32%         1.35%          1.71%4        1.01%4        1.13%      1.61%4
      Expenses, Including Expenses of the
         Small Cap Index Portfolio ..........    0.25%         0.25%          0.25%4        0.45%4        0.45%      0.45%4
      Decrease Reflected in Above Expense
         Ratio Due to Absorption of Expenses
         by Bankers Trust ...................    0.32%         0.32%          0.62%4        0.36%4        0.53%     22.69%4

--------------
1 The Fund's inception date.
2 Class closed effective July 14, 1998. See Note 1 to Financial Statements. 3 Less than $0.01.
4 Annualized.
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  Organization
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The Small Cap Index Fund (the "Fund") is one of the Funds offered to investors by the Trust.

The Small Cap Index Fund offered two classes of shares to investors during the year--Institutional Class and Advisor Class (the "Classes"). Both classes of shares had identical rights to earnings, assets and voting privileges, except that each class had its own expenses attributable to a particular class and exclusive voting rights with respect to matters affecting it. The Fund began operations and began offering shares of beneficial interest on July 10, 1996. The Small Cap Index Institutional shares and the Small Cap Index Advisor shares began operations and began offering shares of beneficial interest on July 10, 1996 and August 8, 1996, respectively. The Fund invests substantially all of its assets in the Small Cap Index Portfolio (the "Portfolio").

Effective July 14, 1998, the Fund's Advisor Class was closed and all Advisor Class shareholders were exchanged into the Fund's Institutional Class based on a 1 to 1.0481 exchange ratio. As a result of the exchange, 101,877 shares of the Institutional Class representing $1,185,874 in net assets were issued at the net asset value of $11.64 per share.

The Portfolio is an open-end management investment company registered under the Act. At December 31, 1998, the Fund's proportionate interest in the Portfolio's net assets was 80%.

The financial statements of the Portfolio, including a list of investments held, are contained elsewhere in this report and should be read in conjunction with the Fund's Financial Statements.

B.  Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Organization Expenses
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

E.  Distributions
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, are made annually to the extent they exceed capital loss carryforwards.

F.  Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

G. Other
The Trust accounts separately for the assets, liabilities and operations of the Fund and its Classes. Expenses directly attributable to each Class are charged to that Class, while expenses which are attributed to the Trust are allocated among all the Funds in the Trust. Investment transactions are accounted for on a trade date basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.20% and 0.25% of average daily net assets of the Institutional Class and Advisor Class, respectively.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class of Shares, to the extent necessary, to limit all expenses as follows: Institutional Class of Shares to 0.15% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.25% of the average daily net assets of the Class, including expenses of the Portfolio; and Advisor Class of Shares to 0.35% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.45% of the average daily net assets of the Class, including expenses of the Portfolio.

During the year a shareholder transaction fee was paid when investors bought, sold, or exchanged shares of the Fund. Institutional Class Shares deducted a transaction fee of 0.25% from purchases, redemptions, and exchanges into and out of the Fund. Advisor Class Shares deducted a transaction fee of 0.50% from redemptions and exchanges out of the Fund. These transaction fees were paid directly to the Fund and are deducted automatically from the amount invested, exchanged, or redeemed (with the exception of reinvested dividends or capital gain distributions).

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund. For year ended December 31, 1998, there were no reimbursable expenses incurred under this agreement.

--------------------------------------------------------------------------------
Small Cap Index Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
NOTE 3--SHARES OF BENEFICIAL INTEREST
At December 31, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                  Institutional Class Shares 1
                              -----------------------------------
                       For the Year Ended        For the Year Ended
                        December 31, 1998         December 31, 1997
                    ------------------------  --------------------------
                       Shares       Amount       Shares         Amount
                       -------     -------       -------       -------
Sold                13,664,319  $147,948,904   3,183,286    $ 35,513,549
Reinvested           1,159,626    10,727,052     595,577       6,579,579
Redeemed            (6,435,515)  (68,241,415) (5,981,038)    (71,077,503)
Exchanged              101,877     1,185,874          --              --
                    ----------   -----------   ----------   ------------
Increase (Decrease)  8,490,307   $91,620,415  (2,202,175)   $(28,984,375)
                    ==========   ===========   ==========   ============


                                     Advisor Class Shares 1
                              -----------------------------------
                        For the Year Ended      For the Year Ended
                         December 31, 1998       December 31, 1997
                   --------------------------  --------------------------
                       Shares        Amount     Shares       Amount
                      -------       -------    -------      -------
Sold                    35,264     $ 415,491   141,980     $1,812,603
Reinvested                  --            --    15,296        174,689
Redeemed               (52,185)     (602,137)  (50,143)      (657,007)
Exchanged              (97,203)   (1,185,874)       --             --
                    ----------   -----------   -------    -----------
Increase (Decrease)   (114,124)  $(1,372,520)  107,133     $1,330,285
                    ==========   ===========   =======    ===========

----------------
1 On July 14, 1998 shareholders of the Advisor Class exchanged their shares into the Institutional Class and the Advisor Class ceased operations.

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of BT Advisor Funds and Shareholders of the Small Cap Index
Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Index Fund (one of the Funds comprising BT Advisor Funds, hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Tax Year Ended December 31, 1998
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund's distributions to shareholders included $6,829,229 from long-term capital gains, all of which was taxed at the 20% capital gains rate.

Of the ordinary distributions made during the year ended December 31, 1998, 22.14% qualifies for the dividends received deduction available to corporate shareholders.

Of the ordinary distributions made during the year ended December 31, 1998, 0.17% have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.Assets
                                       10

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
 Shares             Description                                 Value
 ------             -----------                                 -----
           COMMON STOCK - 98.0%
   3,000   3DFX Interactive, Inc.* ........................   $ 37,875
   1,000   99 Cents Only Stores* ..........................     49,125
   3,400   Aames Financial Corp. ..........................     10,837
   5,350   AAR Corp. ......................................    127,731
   3,400   Aaron Rents, Inc. Class - B ....................     51,425
   1,800   Abacus Direct Corp. ............................     81,900
   2,100   ABM Industries, Inc. ...........................     72,712
   5,900   ABR Information Services, Inc.* ................    115,787
   2,500   Acceptance Insurance Companies, Inc. ...........     50,625
   8,500   Acclaim Entertainment, Inc.* ...................    104,125
   2,000   Ackerley Communications ........................     36,500
   4,300   Actel Corp.* ...................................     86,000
   1,800   Action Performance Companies. Inc.* ............     63,675
   2,800   Acuson Corp.* ..................................     41,650
   3,600   ACX Technologies Inc.* .........................     47,700
   9,500   Acxiom Corp.* ..................................    294,500
   2,700   ADAC Laboratories ..............................     53,916
   2,500   Adelphia Communications Corp. - Class A*........    114,375
     800   Administaff, Inc.* .............................     20,000
   3,700   Adtran, Inc.* ..................................     67,756
   2,000   Advanced Energy Industries* ....................     50,000
   1,200   Advanced Lighting Technologies, Inc.* ..........     11,700
   5,000   Advanced Tissue Sciences, Inc.* ................     12,969
   3,100   Advanta Corp. - Class A ........................     41,075
   5,400   Advantica Restaurant Group* ....................     33,412
   1,400   Advent Software, Inc.* .........................     65,975
   4,700   ADVO, Inc. .....................................    123,962
   3,400   Affiliated Managers Group* .....................    101,575
   2,000   Affymetrix, Inc.* ..............................     48,750
   2,700   Aftermarket Technology Corp.* ..................     21,262
   7,400   AGL Resources, Inc. ............................    170,662
   5,300   Agouron Pharmaceuticals, Inc.* .................    311,375
   7,900   Agribiotech, Inc.* .............................    102,206
   2,200   Agribrands International* ......................     66,000
   7,000   Air Express International Corp. ................    152,250
  13,500   Airgas, Inc. ...................................    120,656
   3,600   Airnet Systems, Inc.* ..........................     51,750
   7,400   AirTran Holdings, Inc.* ........................     19,425
   8,400   AK Steel Holding Corp. .........................    197,400
  10,000   Alaris Medical, Inc.* ..........................     58,750
   3,500   Alaska Air Group, Inc. .........................    154,875
   2,364   Albany International Corp. .....................     44,775
   2,320   Albemarle Corp. ................................     55,100
   8,700   Alexander & Baldwin, Inc. ......................    202,275
     800   Alexander's, Inc.* .............................     62,550
   1,400   Alexandria Real Estate Equity, Inc. ............     43,312
   3,200   Alfa Corp. .....................................     77,600
   2,500   Algos Pharmaceuticals* .........................     65,000
   4,900   Aliant Communications, Inc. ....................    200,287
   3,600   Alkermes, Inc.* ................................     79,875
   5,700   Allen Telecommunications, Inc. .................     38,119
   1,047   Alliant Techsystems, Inc.* .....................     86,312
   4,900   Allied Products Corp. ..........................     30,931
   2,200   Alpharma, Inc. .................................     77,687
   2,200   Alpine Group, Inc.* ............................     33,000
   2,000   Alternative Living Services, Inc.* .............     68,000

 Shares             Description                                 Value
 ------             -----------                                 -----
   2,400   Alternative Resources Corp.* ...................   $ 25,500
   1,100   AMC Entertainment, Inc. ........................     23,169
   3,350   AMCOL International Corp. ......................     33,081
   6,050   AMCORE Financial, Inc. .........................    138,488
   2,000   AMERCO* ........................................     55,875
   5,400   America West Holdings Corp.* ...................     91,800
   1,100   American Annuity Group, Inc. ...................     25,300
   2,100   American Business Products, Inc. ...............     49,350
   2,300   American Eagle Outfitters* .....................    153,237
   3,000   American Freightways Corp.* ....................     34,594
   3,000   American Health Properties, Inc. ...............     61,875
   4,000   American Heritage Life Investment Corp..........     97,750
   1,600   American HomePatient, Inc.* ....................      2,900
   3,100   American Homestar Corp.* .......................     46,500
   3,600   American Italian Pasta Co.* ....................     94,950
   7,300   American Management Systems, Inc.* .............    292,000
   8,400   American Media Inc. - Class A ..................     46,725
   2,000   American Medical Security ......................     28,625
   2,400   American Mobile Satellite Corp., Inc.*..........     12,600
   3,600   American Oncology Resources, Inc.* .............     52,425
  14,830   American Tower Corp - Class A ..................    438,412
   8,600   AmeriCredit Corp.* .............................    118,787
   3,000   Amerin Corp.* ..................................     70,875
   3,100   AmeriSource Health Corp. - Class A* ............    201,500
   2,241   Amerus Life Holdings, Inc. - Class A ...........     50,142
   4,600   Ames Department Stores, Inc.* ..................    124,200
   8,300   Amkor Technology, Inc. .........................     89,744
   4,000   Amli Residential Properties Trust ..............     89,000
   2,100   Amphenol Corp. - Class A* ......................     63,394
   4,300   AMETEK, Inc. ...................................     95,944
   2,400   Anacomp, Inc.* .................................     44,700
   1,500   Analogic Corp. .................................     56,437
   2,750   Analysts International Corp. ...................     52,937
   2,300   Anchor Bancorp Wisconsin, Inc. .................     55,200
   1,000   Anchor Gaming* .................................     56,375
   1,400   ANDRX Corp.* ...................................     71,750
   4,100   Anicom, Inc.* ..................................     37,669
   3,500   Anixter International, Inc.* ...................     71,094
   2,600   Ann Taylor Stores* .............................    102,537
   1,700   Answerthink Consulting Group* ..................     45,687
   4,950   ANTEC Corp.* ...................................     99,619
   4,200   Anthracite Capital, Inc. .......................     32,812
   5,700   APAC Teleservices, Inc.* .......................     21,553
   3,600   Apogee Enterprises, Inc. .......................     40,500
   3,300   Applebee's International, Inc. .................     68,062
   1,440   Applied Graphics Technologies, Inc.* ...........     23,760
   2,850   Applied Industrial Technology, Inc. ............     39,544
   3,300   Applied Micro Circuits Corp.* ..................    112,097
   7,360   Applied Power, Inc. ...........................     277,840
   8,100   Apria Healthcare Group, Inc.* .................      72,394
   5,800   Aptargroup, Inc. ..............................     162,762
  24,000   Aqua Alliance* ................................      49,500
   1,000   Aquarion Co. ..................................      41,000
   3,300   Aquila Gas Pipeline Corp. .....................      28,256
   7,700   Arcadia Financial Ltd. ........................      27,912
   4,300   Arch Coal, Inc. ...............................      73,637
   2,800   Arctic Cat, Inc. ..............................      28,525

                       See Notes to Financial Statements.
                                       11

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
 Shares             Description                      Value
 ------             -----------                      -----
   2,600   Area Bancshares Corp. ...............   $ 68,250
   2,200   Argonaut Group, Inc. ................     53,900
   3,100   ARM Financial Group, Inc. - Class A .     68,781
  11,700   Armco, Inc. .........................     51,187
   2,600   Arnold Industries, Inc. .............     41,925
   3,000   Arrow International, Inc. ...........     94,125
   6,461   Artesyn Technologies, Inc.* .........     90,454
   3,000   Arvin Industries, Inc. ..............    125,062
   2,800   ASA Holdings, Inc. ..................     85,400
   7,100   Asarco, Inc. ........................    106,944
   4,000   Ascent Entertainment* ...............     29,500
   3,300   Aspect Development, Inc.* ...........    146,231
   9,800   Aspect Telecommunications* ..........    169,050
   3,000   Aspen Technologies, Inc.* ...........     43,500
   3,000   Assisted Living Concepts, Inc.* .....     39,375
   2,200   Associated Estates Realty Corp. .....     25,987
   4,100   Associated Group, Inc.* .............    176,300
     900   Astec Industries, Inc.* .............     50,062
   1,900   Atlantic Coast Airlines, Inc.* ......     47,500
   1,200   Atlas Air, Inc.* ....................     58,725
   1,200   ATMI, Inc.* .........................     30,300
   4,000   Atmos Energy Corp. ..................    129,000
   1,400   Atwood Oceanics, Inc.* ..............     23,800
   2,400   Authentic Fitness Corp. .............     43,800
   3,700   Avado Brands, Inc. ..................     30,756
   3,700   Avant! Corp.* .......................     59,200
   1,000   Avatar Holdings, Inc.* ..............     16,000
   5,400   Aviall, Inc. ........................     63,450
   4,200   Avid Technology, Inc.* ..............     98,175
   2,800   Aviron* .............................     72,450
   3,700   Avis Rent A Car, Inc.* ..............     89,494
   2,100   Avondale Industries, Inc. ...........     60,900
   2,100   AVT Corporation* ....................     60,900
   4,640   AXENT Technologies* .................    141,810
  10,200   Aztar Corp.* ........................     51,637
   2,500   BA Merchant Services, Inc.* .........     50,312
   1,280   Baan Company ........................     13,440
   7,300   Baldor Electric Co. .................    147,825
   1,600   Baldwin & Lyons, Inc. - Class B .....     39,600
   5,900   Ball Corp. ..........................    269,925
   4,000   Ballard Medical Products ............     97,250
   3,100   Bally Total Fitness Holdings* .......     77,112
   1,500   Bancfirst Ohio Corp. ................     45,562
   8,700   BancorpSouth, Inc. ..................    157,144
   2,700   BancTec, Inc* .......................     33,919
   4,300   Bancwest Corporation ................    206,400
   1,800   Bandag, Inc. ........................     71,887
   2,000   Bank North Group, Inc. ..............     75,250
   1,475   Bank of Granite Corp. ...............     40,747
   2,700   Bank Plus Corp.* ....................     11,812
   6,000   Bank United Financial Corp. - Class A     48,000
       1   BankAtlantic Bancorp, Inc. - Class A           6
  10,600   BankAtlantic Bancorp, Inc. - Class B      75,525
       1   BankBoston Corp. ....................         39
   1,760   Banner Aerospace, Inc.* .............     16,610
   5,800   Banta Corp. .........................    158,775
   3,400   Barnes Group, Inc. ..................     99,875

  Shares   Description                               Value
  ------   -----------                            --------
   1,200   Barnett, Inc.* .....................   $ 16,500
   1,150   Barr Labs, Inc.* ...................     55,200
   2,600   Barra, Inc.* .......................     61,425
   6,400   Barrett Resources Corp.* ...........    153,600
   1,700   Bassett Furniture Industries, Inc. .     41,012
  43,200   Battle Mountain Gold Co. - Class A .    178,200
   3,200   Bay State Gas Co. ..................    127,400
   5,000   Bay View Capital Corp. .............    108,437
   5,200   BE Aerospace, Inc.* ................    109,200
  10,100   BEA Systems, Inc.* .................    123,725
   2,200   Bedford Property Investors, Inc. ...     37,125
   5,200   Belden, Inc. .......................    110,175
   3,300   Bell & Howell Company* .............    124,781
     900   Benchmark Electronics, Inc.* .......     32,962
  11,000   Benton Oil & Gas Co.* ..............     33,000
   3,700   Beringer Wine Estates - Class B* ...    165,344
   2,950   Berkley (W.R.) Corp. ...............    100,484
   2,900   Berkshire Realty Co., Inc. .........     27,550
     400   Berlitz International, Inc. ........     11,600
   2,400   Berry Petroleum Co. - Class A ......     34,050
  24,958   Bethlehem Steel ....................    209,023
   3,700   Big Flower Press Holdings, Inc.* ...     81,631
   4,400   Billing Information Concepts Corp.*      48,400
   2,100   Bindley Western Industries, Inc. ...    103,425
   1,300   Bio-Rad Laboratories, Inc. - Class A     27,300
   1,500   Biomatrix, Inc.* ...................     87,375
  11,300   Biotechnology General Corp.* .......     78,394
   3,700   Birmingham Steel Corp. .............     15,494
   3,300   Bisys Group, Inc.* .................    170,363
   3,600   Black Box Corp.* ...................    136,350
   2,650   Black Hills Corp. ..................     69,894
     400   Blair Corp. ........................      8,875
   1,900   Block Drug Co., Inc. - Class A .....     82,428
   3,200   Blount International, Inc. .........     79,800
   3,600   BMC Industries, Inc. ...............     22,500
   7,900   Bob Evans Farms, Inc. ..............    205,894
   1,369   BOK Financial Corp.* ...............     64,514
   5,125   Boole & Babbage, Inc.* .............    150,867
   3,900   Borg-Warner Automotive, Inc. .......    217,669
   3,200   Borg-Warner Security Corp.* ........     60,000
   2,300   Boron Lepore & Associates* .........     79,350
   2,300   Boston Beer Company, Inc. - Class A*     19,550
   8,200   Bowne & Co., Inc. ..................    146,575
   4,800   Boyd Gaming Corp.* .................     15,900
   1,100   Boykin Lodging Co. .................     13,612
   3,100   Bradley Real Estate, Inc. ..........     63,550
   2,600   Brady (W. H.) Co. - Class A ........     70,037
   4,400   Brandywine Realty Trust ............     78,650
   2,400   BRC Holdings, Inc.* ................     45,000
   9,500   BRE Properties Inc. - Class A ......    235,125
   3,600   Breed Technologies, Inc. ...........     29,475
   3,020   Brenton Banks, Inc. ................     50,585
   3,200   Briggs & Stratton ..................    159,600
   9,200   Brightpoint, Inc.* .................    126,500
   2,900   Broadvision, Inc.* .................     92,800
   2,100   Brookdale Living Communities* ......     40,950
   5,900   Brown (Tom), Inc.* .................     59,184

                       See Notes to Financial Statements.

                                       12

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------

  Shares   Description                                      Value
  ------   -----------                                    --------
   4,300   Brown Group, Inc. ............................   $ 75,519
   2,100   Brush Wellman, Inc. ..........................     36,619
   1,500   Brylane, Inc.* ...............................     34,875
   1,600   BT Financial Corp. ...........................     43,800
   5,300   Buckeye Technologies, Inc.* ..................     79,169
   1,600   Buckle, Inc.* ................................     38,400
   5,500   Budget Group, Inc. - Class A* ................     87,312
   9,387   Buffets, Inc.* ...............................    112,057
   6,700   Building One Services Corp.* .................    139,862
   2,520   Burlington Coat Factory Warehouse ............     41,107
  13,300   Burlington Industries, Inc.* .................    146,300
   4,300   Burnham Pacific Properties, Inc. .............     51,869
   4,525   Burr-Brown Corp.* ............................    106,055
   1,500   Bush Boake Allen* ............................     52,875
   1,300   Bush Industries, Inc. - Class A ..............     16,169
     800   Butler Manufacturing Co. .....................     17,900
   1,600   C & D Technologies, Inc. .....................     44,000
   6,300   C-Cube Microsystems, Inc.* ...................    170,887
   7,700   C.H. Robinson Worldwide, Inc. ................    199,719
   5,650   Cable Design Technologies* ...................    104,525
   2,500   Cabot Industrial Trust .......................     51,094
   4,900   Cabot Oil & Gas Corp. - Class A ..............     73,500
   3,600   Cadiz Land Company, Inc.* ....................     27,450
   4,600   Calgon Carbon Corp. ..........................     34,500
   1,900   California Microwave, Inc.* ..................     17,812
   3,400   California Water Service Co. .................    106,462
   2,600   CalMat Co. ...................................     80,275
   4,500   Calpine Corp.* ...............................    113,625
   3,000   Cambrex Corp. ................................     72,000
   5,958   Camden Property Trust ........................    154,908
   2,100   Canandaigua Brands, Inc. - Class A*...........    121,406
   4,100   Capital Automotive REIT ......................     60,987
     900   Capital City Bank Group, Inc. ................     24,862
   2,900   Capital Re Corp. .............................     58,181
  12,000   Capstead Mortgage Corp. ......................     49,500
   5,300   Caraustar Industries, Inc. ...................    151,381
   1,200   Carbide/Graphite Group, Inc.* ................     17,700
   1,900   Carbo Ceramics, Inc. .........................     33,250
   2,000   CareMatrix Corp.* ............................     61,250
   3,100   Caribiner International, Inc.* ...............     28,287
   1,000   Carmike Cinemas Inc. - Class A* ..............     20,312
   2,400   Carolina First Co. ...........................     60,750
   4,500   Carpenter Technology Corp. ...................    152,719
   2,800   Carter-Wallace, Inc. .........................     54,950
  10,100   Casey's General Stores, Inc. .................    131,616
   3,269   Cash America International, Inc. .............     49,648
   2,800   Castle (A. M.) & Co. .........................     42,000
   3,200   Castle and Cooke, Inc.* ......................     47,200
   2,400   Catalina Marketing Corp.* ....................    164,100
   8,200   Catalytica, Inc.* ............................    147,600
   1,800   Cathay Bancorp, Inc. .........................     73,800
   3,200   Cato Corp. - Class A .........................     31,500
   1,600   CB Richard Ellis Services* ...................     29,000
   5,400   CBL & Associates Properties, Inc. ............    139,387
   2,800   CCA Prison Realty Trust ......................     57,400
   3,300   CCC Information Services Group* ..............     56,925
   2,000   CD Radio, Inc.* ..............................     68,500

  Shares    Description                                      Value
  ------    -----------                                      -----
   2,500   CDI Corp.* ...................................   $ 50,469
     900   CDW Computer Centers* ........................     86,344
   3,600   CEC Entertainment, Inc.* .....................     99,900
   9,500   Cellnet Data Systems* ........................     47,500
   3,500   CellStar Corp.* ..............................     23,844
   2,200   Cellular Communications
           International, Inc.* .........................    149,600
   2,900   Cellular Communications of Puerto Rico*.......     53,650
   3,100   Centennial Cellular Corp.* ...................    127,100
   1,100   Centennial Technologies, Inc.* ...............        660
   2,300   CenterPoint Properties Corp. .................     77,769
   5,300   Centertrust Retail Properties ................     64,925
   2,300   Centex Construction Products .................     93,437
   3,900   Central Garden & Pet Co.* ....................     56,062
   3,800   Central Hudson Gas & Electric Corp. ..........    170,050
   2,400   Central Parking Services .....................     77,850
   9,400   Century Business Services* ...................    135,125
   5,700   Century Communications-Class A* ..............    180,797
   2,100   Century South Banks, Inc. ....................     58,537
   6,100   Cephalon, Inc.* ..............................     54,900
   3,400   Cerner Corp.* ................................     90,950
   2,800   CFW Communications ...........................     65,450
   7,360   Champion Enterprises, Inc.* ..................    201,480
   1,300   Championship Auto Racing* ....................     38,512
  13,100   Charming Shoppes, Inc. .......................     56,494
   4,950   Chart Industries, Inc. .......................     37,744
   2,700   Charter Municipal Mortgage Acceptance.........     32,737
     900   Chartwell Re Corp. ...........................     21,375
   2,250   Chase Brass Industries, Inc.* ................     23,484
   5,000   Chateau Communities, Inc. ....................    146,562
   1,200   Chattem, Inc. ................................     57,450
   7,600   Checkfree Holdings Corp.* ....................    177,650
   4,000   Checkpoint Systems, Inc.* ....................     49,500
   3,650   Cheesecake Factory * .........................    108,245
   3,800   Chelsea GCA Realty, Inc. .....................    135,375
   2,700   Chemed Corp. .................................     90,450
   4,600   ChemFirst, Inc. ..............................     90,850
   1,746   Chemical Financial Corp. .....................     59,364
   3,800   Chesapeake Corp. .............................    140,125
  11,580   Chesapeake Energy Corp. ......................     10,132
   2,500   Chicago Title Corp. ..........................    117,344
   3,000   Children's Place Retail Stores, Inc.* ........     75,375
   4,900   Chiquita Brands International ................     46,856
   2,600   Chirex, Inc.* ................................     55,575
   1,800   Chittenden Corp. .............................     57,600
   5,000   Choice Hotels Corp, Inc.* ....................     68,437
   2,700   Choicepoint, Inc.* ...........................    174,150
   5,850   CHS Electronics, Inc.* .......................     99,084
   2,300   Church and Dwight Co, Inc. ...................     82,656
   1,600   Churchill Downs, Inc. ........................     52,600
   3,000   CILCORP, Inc. ................................    183,562
   1,700   Circle International Group, Inc. .............     34,850
   9,100   Cirrus Logic, Inc.* ..........................     89,294
     500   Citation Corp.* ..............................      6,312
   5,500   Citizens Banking Corp. .......................    185,625
   1,500   City Holding Co. .............................     48,750

                       See Notes to Financial Statements.
                                       13

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
  Shares   Description                              Value
  -------  -----------                              -----
   8,300   Claire's Stores, Inc. ................   $170,150
   3,200   Clarcor, Inc. ........................     64,000
   4,300   Clarify, Inc.* .......................    105,081
   4,800   CLECO Corp. ..........................    164,700
   1,500   Cleveland-Cliffs, Inc. ...............     60,469
   3,000   Cmac Investment Corp. ................    137,812
   3,100   CMG Information Services* ............    330,150
   4,200   CMP Group, Inc. ......................     79,275
   4,100   CNA Surety Corporation ...............     64,575
   5,820   CNB Bancshares, Inc. .................    271,357
   1,700   Cnet, Inc.* ..........................     93,181
   3,100   Coach USA, Inc.* .....................    107,531
   2,300   Coachmen Industries, Inc. ............     60,375
   4,500   Cognex Corp.* ........................     90,000
   3,000   Coherent, Inc.* ......................     37,312
   1,300   Cohu, Inc. ...........................     28,600
   2,700   Coinmach Laundry Corp.* ..............     35,100
   1,500   Coldwater Creek, Inc.* ...............     20,625
   1,800   Cole National Corp. - Class A* .......     30,825
   7,900   Collins & Aikman* ....................     40,487
   1,300   Colonial Gas Co. .....................     45,337
   3,400   Colonial Properties Trust ............     90,525
   3,100   Columbia Laboratories, Inc.* .........      9,494
   3,100   Columbus Mckinnon Corp. ..............     55,800
   6,100   Comfort Systems USA, Inc.* ...........    109,037
   4,621   Commerce Bancorp, Inc. ...............    242,602
   3,200   Commerce Group, Inc. .................    113,400
   8,341   Commercial Federal Corp. .............    193,407
   2,900   Commercial Intertech Corp. ...........     37,519
   1,800   Commercial Metals Co. ................     49,950
   2,900   Commercial Net Lease Realty ..........     38,425
   1,600   Commnet Cellular* ....................     19,600
   2,400   Commonwealth Bancorp, Inc. ...........     37,350
   4,300   Commonwealth Energy Systems ..........    174,150
   2,100   Commonwealth Industries, Inc. ........     19,687
   2,100   Commonwealth Telephone
           Enterprises, Inc. ....................     70,350
   5,000   Commscope, Inc.* .....................     84,062
   8,900   Community First Bankshares, Inc. .....    187,456
   1,350   Community Trust Bancorp, Inc. ........     31,725
   1,900   Complete Business Solutions, Inc.*....     64,362
   3,000   Compucom Systems, Inc.* ..............     10,500
   4,150   Computer Horizons Corp.* .............    110,494
   5,000   Computer Learning Centers, Inc.* .....     33,437
     700   Computer Management Sciences, Inc.*...     12,162
   3,900   Computer Task Group, Inc. ............    105,787
   9,000   Comstock Resources, Inc.* ............     27,562
   6,186   Concentra Managed Care, Inc.* ........     66,113
   3,200   Concentric Network Corp.* ............    106,400
   1,700   Concord Communications, Inc.* ........     96,475
   3,000   Cone Mills Corp.* ....................     16,875
   2,000   CONMED Corp.* ........................     66,000
   1,300   Conn Energy Corp. ....................     39,650
   2,700   Conning Corp. ........................     56,025
   1,400   Consolidated Cigar Holdings, Inc.*....     24,762
   4,500   Consolidated Freightways Corp.* ......     71,437
   2,100   Consolidated Graphics, Inc.* .........    141,881

  Shares   Description                                 Value
  ------   -----------                                 -----
   2,625   Consolidated Products, Inc.* .........   $ 54,141
   2,500   Contifinancial Corp.* ................     17,812
   3,100   Cooper Companies, Inc. ...............     64,131
   5,300   Coors (Adolph) Co. - Class B .........    299,119
     500   Copart, Inc.* ........................     16,187
   3,200   COR Therapeutics, Inc.* ..............     42,400
   1,500   Corecomm Limited* ....................     23,625
   4,600   Corn Products International, Inc. ....    139,725
   4,800   Cornerstone Realty Income Trust, Inc..     50,400
  14,400   Corporate Express* ...................     74,700
   1,700   CORT Business Services Corp.* ........     41,225
   2,200   Corus Bankshares, Inc. ...............     70,950
   2,000   Cost Plus, Inc.* .....................     62,750
   2,900   Cotelligent Group, Inc.* .............     61,806
   1,700   Coulter Pharmaceutical, Inc.* ........     51,000
   3,300   Cousins Properties, Inc. .............    106,425
  10,800   Covance, Inc.* .......................    314,550
   7,600   Coventry Health Care, Inc.* ..........     66,975
   2,000   Cox Radio, Inc. - Class A* ...........     84,500
   2,300   CPI Corp. ............................     60,950
   7,650   Crawford & Co. - Class B .............    118,097
   4,200   Credence Systems Corp.* ..............     77,700
   3,000   Credit Acceptance Corp.* .............     21,937
  11,900   CRIIMI MAE, Inc. .....................     41,650
   5,075   Cross Timbers Oil Co. ................     38,062
   3,100   Crown American Realty Trust ..........     24,025
   4,600   CSG Systems International, Inc.* .....    363,400
   2,300   CSK Auto Corp.* ......................     61,381
   1,100   CSS Industries, Inc.* ................     33,344
   2,848   CTS Corp.* ...........................    123,888
     650   Cubic Corp. ..........................     12,187
   5,300   Cullen/Frost Bankers, Inc. ...........    290,837
   4,100   Culp, Inc. ...........................     32,288
   2,100   Cuno, Inc.* ..........................     34,125
   1,700   Curative Health Services, Inc.* ......     56,950
   1,500   Cylink Corp.* ........................      5,437
   5,400   Cymer, Inc.* .........................     78,975
  15,900   Cypress Semiconductor Corp.* .........    132,169
   3,300   Cytyc Corp.* .........................     84,975
     400   D&N Financial Corp. ..................      9,450
   6,700   D.R. Horton, Inc. ....................    154,100
   3,000   Dain Rauscher Corp. ..................     88,500
   2,300   Daisytek International Corp.* ........     43,700
   4,500   Dal-Tile International, Inc.* ........     46,687
   4,000   Dallas Semiconductor Corp. ...........    163,000
   3,000   Dames & Moore, Inc. ..................     38,625
   3,300   Dan River Inc. - Class A* ............     38,775
   1,900   Daniel Industries, Inc. ..............     23,037
   7,000   Data General Corp.* ..................    115,062
   1,500   Data Processing Resources Corp.* .....     43,875
   2,300   Data Transmission Network Corp.* .....     66,412
   3,200   Datascope Corp.* .....................     73,600
   2,000   Datastream Systems, Inc.* ............     23,000
   3,300   Dave & Buster's, Inc.* ...............     76,106
   1,500   Davox Corp.* .........................     11,437
   1,400   Day Runner, Inc.* ....................     20,300
   2,000   DBT Online, Inc.* ....................     49,875

                       See Notes to Financial Statements.
                                       14

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
 Shares             Description                             Value
 ------             -----------                             -----
   3,300   DecisionOne Holdings Corp.* .................   $ 15,675
   4,400   Delco Remy International, Inc.* .............     43,175
   1,881   Delphi Financial Group, Inc. - Class A* .....     98,635
   4,200   Delta Financial Corp.* ......................     24,937
   2,200   Deltic Timber Corp. .........................     44,825
   3,600   Dendrite International* .....................     89,887
   3,600   Department 56, Inc.* ........................    135,225
   1,100   Detroit Diesel Corp.* .......................     22,756
  11,400   Developers Diversified Realty Corp. .........    202,350
   2,900   Devon Energy Corp. ..........................     88,994
  10,200   DeVRY, Inc.* ................................    312,375
   4,600   Dexter Corp. ................................    144,612
   1,500   Diagnostic Products Corp. ...................     46,687
   1,200   Dialogic Corp.* .............................     23,587
   7,400   Diamond Multimedia Systems, Inc.* ...........     47,175
   3,000   Digi International* .........................     33,375
   9,300   Digital Microwave Corp.* ....................     63,647
   3,300   DII Group, Inc.* ............................     76,931
  10,100   DIMON, Inc. .................................     75,119
   2,900   Dionex Corp.* ...............................    106,212
   1,100   Discount Auto Parts, Inc.* ..................     24,131
   2,300   Documentum, Inc.* ...........................    122,906
   5,900   Dollar Thrifty Automotive Goup* .............     75,962
   7,200   Donaldson Co., Inc. .........................    149,400
   4,000   Doral Financial Corp. .......................     88,500
   2,700   DoubleClick, Inc.* ..........................    123,019
   2,674   Downey Financial Corp. ......................     68,020
   2,500   Dress Barn, Inc.* ...........................     37,969
   2,800   Dreyer's Grand Ice Cream, Inc. ..............     42,350
   7,400   DSP Communications, Inc.* ...................    113,312
   1,550   DST Systems* ................................     88,447
   2,300   DT Industries, Inc. .........................     36,225
   2,200   Duane Reade, Inc.* ..........................     84,700
   1,200   Duff & Phelps Credit Rating .................     65,775
   6,100   Dura Pharmacetical, Inc.* ...................     92,644
   1,600   DVI, Inc.* ..................................     29,000
   2,400   Dycom Industries, Inc.* .....................    137,100
      50   Dynatech Corp.* .............................        137
  10,900   Dynex Capital, Inc. .........................     50,412
   5,300   E Trade Group, Inc.* ........................    247,941
   9,100   e. spire Communications, Inc.* ..............     58,012
   1,700   E. W. Blanch Holdings, Inc. .................     80,644
   5,000   Eagle Hardware & Garden, Inc.* ..............    162,500
   1,800   Eagle USA Airfreight, Inc.* .................     44,100
   6,200   Earthgrains Co. .............................    191,812
   2,400   Earthlink Network, Inc.* ....................    136,800
   6,000   EarthShell Corporation* .....................     71,625
   2,700   Eastern Enterprises .........................    118,125
   5,500   Eastern Environmental Services* .............    162,937
   5,000   Eastern Utilities Associates ................    141,250
   2,200   Eastgroup Properties ........................     40,562
   6,300   Eaton Vance Corp. ...........................    131,512
   1,600   Echostar Communications Corp.* ..............     77,400
   2,400   Education Management Corp.* .................     56,700
   5,533   EEX Corporation .............................     38,731
   7,300   El Paso Electric Co. ........................     63,875
   2,850   Elcor Corp. .................................     92,091

 Shares             Description                             Value
 ------             -----------                             -----
   1,100   Elder - Beerman Stores Corp.*................   $ 12,719
   2,600   Electro Rent Corp.* .........................     41,925
   2,300   Electro Scientific Industries, Inc.* ........    104,219
   3,100   Electroglas, Inc.* ..........................     36,425
   8,200   Electronics For Imaging* ....................    329,537
   1,100   Elizabethtown Corp. .........................     52,112
   2,500   Emmis Broadcasting Corp. - Class A* .........    108,437
   2,900   Empire District Electric Co. ................     71,775
   3,400   Energen Corp. ...............................     66,300
   3,800   Enesco Group, Inc. ..........................     88,350
     800   Engineering Animation Inc.* .................     43,200
   3,200   Enhance Financial Services Group, Inc........     96,000
   2,700   Entertainment Properties Trust ..............     45,900
   1,300   Entremed, Inc.* .............................     27,300
   3,900   Envoy Corp.* ................................    227,175
   4,579   Enzo Biochem, Inc.* .........................     47,221
   7,100   Equitable Resources, Inc. ...................    206,787
   2,650   Equity Corp. International* .................     70,391
   8,800   Equity Inns, Inc. ...........................     84,700
     643   Essex International* ........................     22,264
   3,800   Essex Property Trust, Inc. ..................    113,050
   2,300   Esterline Technologies Corp. ................     50,025
   3,900   Etec Systems, Inc.* .........................    156,000
  13,400   Ethyl Corp. .................................     77,887
   1,200   Evans & Sutherland Computer Corp.* ..........     21,150
   1,700   Everen Capital Corp. ........................     38,675
   2,100   Evergreen Bancorp, Inc. .....................     67,462
   4,300   Excite, Inc.* ...............................    180,869
   2,300   Executive Risk, Inc. ........................    126,356
   3,500   Exide Corp. .................................     56,875
   2,500   Exodus Communications, Inc.* ................    160,625
   4,600   Expeditors International of
             Washington, Inc............................    193,200
   5,000   Express Scripts, Inc.* ......................    335,625
  13,000   Extended Stay America, Inc.* ................    136,500
   2,974   F & M Bancorporation, Inc. ..................     89,963
   2,900   F & M National Corp. ........................     86,819
   2,215   F & M Bancorp ...............................     72,541
   2,198   F.N.B. Corp. ................................     62,093
   1,300   F.Y. I., Inc.* ..............................     41,600
     800   Factset Research Systems, Inc.* .............     49,400
   1,300   Fair, Issac & Co., Inc. .....................     60,044
   3,466   Fairchild Corp. - Class A * .................     54,589
   8,600   Fairfield Communities, Inc.* ................     95,137
   2,150   Family Golf Centers, Inc.* ..................     42,462
     200   Farmer Brothers Co. .........................     42,800
   1,800   Farmers Capital Bank Corp. ..................     67,500
   6,100   FBL Financial Group, Inc. - Class A..........    147,925
   9,600   Fedders USA, Inc. ...........................     55,800
     900   Federal Agricultural Mortgage Corp.*.........     33,412
   5,300   Federal Realty Investment Trust .............    125,212
   8,800   Federal Signal Corp. ........................    240,900
   8,503   Felcor Suite Hotels, Inc. ...................    196,100
   6,900   Ferro Corp. .................................    179,400
   4,640   Fidelity National Financial, Inc. ...........    141,520
   3,900   FileNet Corp.* ..............................     44,728
   2,050   Financial Federal Corp. .....................     50,737

                       See Notes to Financial Statements.
                                       15

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
 Shares             Description                              Value
 ------             -----------                              -----
   6,600   Fingerhut Companies, Inc. ....................   $101,887
   2,400   Finish Line, Inc. - Class A* .................     19,200
   3,100   Finlay Enterprises, Inc.* ....................     31,387
   7,600   First American Financial Corp. ...............    244,150
   7,200   First Brands Corp. ...........................    283,950
   1,600   First Citizens Bancshares - Class A ..........    144,000
   2,900   First Commerce Bancshares, Inc. ..............     81,200
   5,000   First Commonwealth Financial Corp. ...........    122,500
   2,200   First Consulting Group* ......................     45,100
   4,700   First Federal Capital Corp. ..................     76,962
   2,600   First Federal Financial ......................     46,475
   6,153   First Financial Bancorp ......................    178,064
   1,210   First Financial Bankshares, Inc. .............     42,350
     820   First Financial Corp. - Indiana ..............     40,487
   2,700   First Financial Holdings, Inc. ...............     51,300
   1,310   First Indiana Corp. ..........................     26,200
   5,000   First Industrial Realty Trust, Inc. ..........    134,062
   2,700   First Liberty Financial ......................     56,700
   2,850   First Merchants Corp. ........................     74,456
   5,083   First Midwest Bancorp ........................    193,472
   3,200   First Republic Bank* .........................     80,200
   4,200   First Sentinel Bancorp Inc. ..................     34,125
   1,900   First Sierra Financial, Inc.* ................     23,275
   1,400   First Source .................................     46,900
   7,600   First Union Real Estate ......................     44,650
   2,000   First United Bancshares ......................     35,500
   1,530   First Washington Bancorp .....................     36,720
   1,450   First Western Bancorp ........................     46,400
   3,300   FirstBank Puerto Rico ........................     99,619
   7,700   Fisher Scientific International ..............    153,519
     900   Flagstar Bancorp, Inc. .......................     23,512
   9,000   Fleming Companies, Inc. ......................     93,375
   1,500   Florida East Coast Railway Co. ...............     52,781
   3,300   Florida Panthers Holdings, Inc.* .............     30,731
   1,800   Florida Rock Industries ......................     55,800
   7,581   Flowserve Corp. ..............................    125,560
   2,000   Foamex International, Inc. ...................     24,750
   7,200   Foodmaker, Inc.* .............................    158,850
   3,200   Footstar, Inc.* ..............................     80,000
   7,300   Forcenergy , Inc. ............................     19,162
   4,800   Foremost Corp. of America ....................    100,800
   1,800   Forest City Enterprises - Class A ............     47,250
   3,700   Forest Oil Corp. .............................     31,450
   1,100   Fossil, Inc.* ................................     31,625
   9,000   Foster Wheeler Corp. .........................    118,687
   2,400   FPIC Insurance Group, Inc.* ..................    114,750
   6,000   Franchise Financial Corp. ....................    144,000
   2,200   Franchise Mortgage Acceptance Co.* ...........     17,050
   3,000   Franklin Covey Co.* ..........................     50,250
     600   Franklin Electric Co., Inc. ..................     40,500
   6,000   Friedman, Billings, Ramsey - Class A* ........     39,000
   1,600   Friedmans, Inc.* .............................     16,400
   5,700   Fritz Companies, Inc.* .......................     61,631
     800   Frontier Financial Corp.* ....................     36,600
   6,678   Frontier Insurance Group, Inc. ...............     85,979
   5,900   Frontier Oil Corp. ...........................     29,131
   3,000   FSI International, Inc.* .....................     31,125

  Shares   Description                                         Value
  ------   -----------                                       --------
   4,200   Fuisz Technologies Ltd.* .....................   $ 54,075
   2,900   Fuller (H.B.) Co. ............................    139,562
     650   Fund American Enterprises Holdings ...........     91,041
   2,400   Furon Company ................................     40,950
   3,500   G & K Services, Inc. - Class A ...............    186,375
   3,300   Gables Residential Trust .....................     76,519
   1,200   Gadzooks, Inc.* ..............................      9,300
   2,200   Gallagher (Arthur J.) & Co. ..................     97,075
   2,900   Garden Ridge Corp.* ..........................     26,281
   3,450   Gardner Denver Machinery, Inc.* ..............     50,887
   7,000   Gaylord Container Corp.* .....................     42,875
   4,700   Gaylord Entertainment ........................    141,587
   1,900   GBC Bancorp ..................................     48,925
   1,500   GC Companies, Inc.* ..........................     62,437
   2,700   Geltex Pharmaceutical, Inc.* .................     61,087
   2,424   Gemstar International Group Ltd. .............    138,774
   4,400   GenCorp, Inc. ................................    109,725
     700   General Binding Corp. ........................     26,075
   6,900   General Cable Corp. ..........................    141,450
   2,800   General Cigar Holdings, Inc. - Class A*.......     24,325
   1,778   General Cigar Holdings, Inc. - Class B*.......     15,113
   9,900   General Communication* .......................     40,219
   6,800   General Growth Properties ....................    257,550
   5,800   General Magic, Inc.* .........................     29,181
   3,400   Genesco, Inc.* ...............................     19,337
   7,200   Genesis Direct* ..............................     56,250
   1,900   Genesys Telecom Labs, Inc.* ..................     42,275
   9,100   Genisis Health Ventures, Inc.* ...............     79,625
   1,460   Genovese Drug Stores .........................     41,610
   3,800   GenRad, Inc. .................................     59,850
  17,200   Gensia Sicor, Inc.* ..........................     77,937
  10,600   Gentex Corp.* ................................    212,000
   3,000   Geon Co. .....................................     69,000
   4,000   Georgia Gulf Corp. ...........................     64,250
   2,500   Geotel Communications Corp.* .................     93,125
   4,700   Gerber Scientific, Inc. ......................    111,919
   4,400   Getchell Gold Corp.* .........................    119,900
   5,000   Getty Images, Inc.* ..........................     85,937
   1,100   Getty Realty Corp. ...........................     16,087
     700   Giant Cement Holding, Inc.* ..................     17,325
     800   Gibraltar Steel Corp.* .......................     18,200
   4,200   Gibson Greetings, Inc. .......................     49,875
   4,400   Gilead Sciences, Inc.* .......................    180,675
   3,300   Glatfelter (P.H.) Co. ........................     40,837
   1,800   Gleason Corp. ................................     32,625
  14,000   Glenayre Technologies, Inc.* .................     62,125
   6,400   Glenborough Realty Trust, Inc. ...............    130,400
   6,600   Glimcher Realty Trust ........................    103,537
   2,400   Global DirectMail Products, Inc.* ............     56,100
   3,000   Global Industrial Technologies, Inc.*.........     32,062
   2,400   Golf Trust Of America, Inc. ..................     66,600
   2,400   Goodys Family Clothing* ......................     24,075
   1,800   Graco, Inc. ..................................     53,100
   8,500   Grand Casino, Inc.* ..........................     68,531
   2,450   Granite Construction, Inc. ...................     82,228
   3,800   Great Atlantic & Pacific Tea Co. .............    112,575
   3,200   Great Lakes REIT, Inc. .......................     50,200

                       See Notes to Financial Statements.
                                       16

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
 Shares             Description                         Value
 ------             -----------                         -----
   1,000   Great Plains Software, Inc.* ..........   $ 48,250
   1,100   Greater Bay Bancorp ...................     37,125
   1,800   Greif Brothers Corp. - Class A ........     52,537
     100   Grey Advertising, Inc. ................     36,400
  19,600   Grey Wolf, Inc.* ......................     15,925
   7,900   Greyhound Lines, Inc.* ................     46,906
   4,100   Griffon Corp.* ........................     43,562
   2,000   Group 1 Automotive, Inc.* .............     52,000
   5,100   Group Maintenance America Corp.* ......     61,837
   2,700   Grubb & Ellis Co. .....................     21,769
   3,500   GT Interactive Software Corp.* ........     17,500
   7,400   Gtech Holdings Corp.* .................    189,625
   1,100   Guarantee Life Companies, Inc. ........     20,350
   2,450   Guilford Mills, Inc. ..................     40,884
   2,100   Guilford Pharmaceuticals, Inc.* .......     29,925
   3,700   Guitar Center, Inc.* ..................     91,112
   3,200   Gymboree Corp.* .......................     20,400
   4,125   HA-LO Industries, Inc.** ..............    155,203
   1,700   Hadco Corp.* ..........................     59,500
   5,100   Haemonetics Corp.* ....................    116,025
   2,300   Hain Food Group, Inc.* ................     57,500
   3,800   Halter Marine Group, Inc.* ............     18,525
   3,500   Hambrecht & Quist Group* ..............     79,406
   1,800   Hamilton Bancorp, Inc.* ...............     48,037
   6,600   Hancock Fabrics, Inc. .................     55,275
   1,220   Hancock Holding Co. ...................     55,510
   4,100   Handleman Co. .........................     57,656
   2,400   Hanger Orthopedic Group, Inc.* ........     54,000
   5,800   Hanna (M.A.) Co. ......................     71,412
   3,700   Hanover Compressor* ...................     95,044
  15,100   Hanover Direct, Inc.* .................     51,906
   3,950   Harbinger Corp.* ......................     31,600
   3,409   Harbor Florida Bancshares .............     38,138
   2,300   Hardinge, Inc. ........................     42,406
  26,500   Harken Energy Corp.* ..................     51,344
   4,000   Harland (John H.) .....................     63,250
   2,100   Harleysville Group, Inc. ..............     54,206
   1,900   Harleysville National Corp. ...........     74,100
   3,800   Harman International Industries, Inc. .    144,875
   2,400   Harmon Industries, Inc. ...............     55,350
   1,400   Harris Financial, Inc. ................     19,075
   7,400   Hartmarx Corp. ........................     41,625
   2,800   Haven Bancorp, Inc. ...................     42,000
   6,100   Hawaiian Electric Industries ..........    245,525
   3,700   Hayes Lemmerz International, Inc.* ....    111,694
   8,200   HCC Insurance Holdings, Inc. ..........    144,525
   4,200   Headlands Mortgage Co* ................     87,937
   6,900   Health Care Property Investors, Inc. ..    212,175
   3,300   Health Care REIT ......................     85,387
   2,600   Healthcare Financial Partners, Inc.* ..    103,187
   8,477   Healthcare Realty Trust, Inc. .........    189,143
   1,200   Healthplan Services Corp. .............     13,800
   4,050   Heartland Express, Inc.* ..............     70,875
   7,200   Hecla Mining Co. ......................     26,100
  13,500   Heilig-Meyers Co. .....................     90,281
   4,500   Helix Technology Corp. ................     58,500
   6,700   Helmerich and Payne, Inc. .............    129,812

  Shares   Description                                  Value
  ------   -----------                               --------
   1,600   Henry (Jack) & Associates, Inc. .......   $ 79,600
   3,300   Henry Schein, Inc.* ...................    147,675
   2,600   Herbalife International, Inc. - Class A     37,050
   3,400   Hexcel Corp. ..........................     28,475
   3,600   Highlands Insurance Group, Inc.* ......     47,025
   4,900   HMT Technology Corp.* .................     62,781
   3,400   HNC Software, Inc.* ...................    137,487
   5,000   Hollinger International Inc. ..........     69,687
   1,100   Holly Corp. ...........................     18,562
   4,800   Hollywood Entertainment Corp.* ........    130,800
   2,600   Hollywood Park, Inc. ..................     21,612
   2,800   Hologic, Inc.* ........................     33,950
   2,600   Holophane Corp.* ......................     66,787
   2,100   Home Properties of New York, Inc. .....     54,075
   5,100   Homebase, Inc.* .......................     32,512
   2,100   Homestead Village, Inc.* ..............      9,450
   3,400   Hooper Holmes, Inc. ...................     98,600
   6,700   Horizon Offshore Inc.* ................     36,850
   7,300   Hospitality Properties Trust ..........    176,112
   6,800   Host Marriott Services Corp.* .........     70,550
   4,600   Houghton Mifflin Co. ..................    217,350
   2,100   Houston Exploration Co.* ..............     41,737
   2,300   HS Resources, Inc.* ...................     17,394
   6,150   HSB Group, Inc. .......................    252,534
   8,177   HUBCO, Inc. ...........................    246,332
   4,850   Hughes Supply, Inc. ...................    141,862
   4,400   Human Genome Sciences, Inc.* ..........    156,475
   4,600   Hunt (J.B.) Transport Services, Inc. ..    105,800
   1,700   Hunt Manufacturing Co. ................     18,062
       1   Huntington Bancshares, Inc. ...........         30
   7,200   Hussmann International, Inc. ..........    139,500
   3,600   Hutchinson Technology, Inc.* ..........    128,250
   1,800   Hvide Marine, Inc.* ...................      9,000
   5,025   Hyperion Software Corp.* ..............     90,450
   8,500   ICG Communications, Inc.* .............    182,750
   6,400   ICOS Corp.* ...........................    190,400
   5,000   Idacorp Inc. ..........................    180,937
   3,300   IDEC Pharmaceuticals Corp.* ...........    155,100
   3,750   IDEX Corp. ............................     91,875
   5,100   IDEXX Laboratories, Inc.* .............    137,222
   1,900   IDT Corp.* ............................     29,212
   2,000   IDX Systems* ..........................     88,000
   1,400   IGEN International, Inc.* .............     42,875
   1,200   IHOP Corp.* ...........................     47,925
   5,300   Imation Corp.* ................. .. ...     92,750
   4,100   IMC Mortgage Co.* .....................      1,153
   4,300   Imclone Systems* ......................     38,969
   4,100   IMCO Recycling, Inc. ..................     63,294
   3,000   Immune Response Corp.* ................     32,625
   3,200   Impac Mortgage Holdings, Inc. .........     14,600
   4,375   Imperial Bancorp ......................     72,734
   6,500   Imperial Credit Industries, Inc........     54,437
   4,600   Imperial Credit Commercial, Inc........     43,125
   2,625   IMR Global Corp.* .....................     77,273
   3,200   Inacom Corp.* .........................     47,600
   3,300   Incyte Pharmaceuticals, Inc.* .........    123,337
  13,800   Independence Community Bank ...........    219,937

                       See Notes to Financial Statements.
                                       17

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
 Shares             Description                                 Value
 ------             -----------                                 -----
   3,466   Indiana Energy, Inc. ...........................   $ 85,350
   7,200   Indus International, Inc.* .....................     50,400
   3,600   Industri-Matematik International Corp.* ........     18,000
   3,900   Information Resources, Inc.* ...................     39,731
  23,800   Informix Corp.* ................................    235,025
   4,100   Infoseek Corp* .................................    202,437
   3,000   Infousa Inc.* ..................................     15,750
   1,300   Ingles Markets, Inc. ...........................     14,219
   2,000   Inhale Therapeutic Systems* ....................     66,000
   6,461   Inland Steel Industries, Inc. ..................    109,029
   2,400   Innkeepers USA Trust ...........................     28,350
   3,700   Innovex, Inc. ..................................     50,759
   6,800   Inprise Corp.* .................................     37,400
   9,000   Input/Output Inc* ..............................     65,812
   3,450   Insight Enterprises, Inc.* .....................    175,519
   2,000   Insignia Financial Group, Inc.* ................     24,250
       1   Insilco Holding Corp.* .........................         23
   2,800   Insituform Technology* .........................     40,600
     700   INSpire Insurance Solutions* ...................     12,862
  10,600   Integrated Device Technology, Inc.* ............     64,925
   3,800   Integrated Electrical Services, Inc.* ..........     84,550
   2,500   Integrated Process Equipment Corp.* ............     26,875
   4,500   Integrated Systems, Inc.* ......................     67,219
   2,000   Intelligroup, Inc.* ............................     35,750
   4,300   Inter-Tel, Inc. ................................    100,512
   9,500   InterDigital Communications Corp.* .............     43,344
  10,100   Interface, Inc. ................................     93,741
   5,600   Intergraph Corp.* ..............................     32,200
   6,200   Interim Services, Inc.* ........................    144,925
   2,500   Intermet Corp. .................................     32,656
   2,400   International Bancshares Corp. .................    121,500
   4,100   International Multifoods Corp. .................    105,831
   2,900   International Network Services* ................    192,850
   9,600   International Rectifier Corp.* .................     93,600
   2,200   International Speedway Corp - Class A...........     89,100
   3,000   International Telecommunications
           Data Systems* ..................................     44,250
   3,900   Interpool, Inc. ................................     65,325
   5,000   Interwest Bancorp ..............................    110,625
   4,800   Invacare Corp. .................................    115,200
     400   Investment Technology Group* ...................     24,825
   1,600   Investors Financial Services Corp. .............     95,400
   2,100   Ionics, Inc.* ..................................     62,869
   7,100   IRI International Corp.* .......................     28,400
   3,750   Iron Mountain, Inc.* ...........................    135,234
   4,200   IRT Property Co. ...............................     42,000
   4,600   Irvine Apartment Communities, Inc. .............    146,625
   1,500   Irwin Financial Corp. ..........................     40,781
   5,600   Isis Pharmaceutical, Inc.* .....................     72,450
   9,600   ITC Deltacom, Inc.* ............................    146,400
  10,300   ITEQ, Inc.* ....................................     21,887
   2,000   ITI Technologies* ..............................     62,000
   4,400   Itron, Inc.* ...................................     31,625
   2,250   ITT Educational Services, Inc. .................     76,500
  13,800   IVAX Corp. .....................................    171,637
   4,000   Ivex Packaging Corp.* ..........................     93,000
   3,800   IXC Communications, Inc.* ......................    127,775

 Shares             Description                                 Value
 ------             -----------                                 -----
   3,500   Jabil Circuit, Inc.* ...........................   $261,187
   2,800   Jacobs Engineering Group, Inc.* ................    114,100
   4,550   JDA Software Group, Inc.* ......................     44,078
   7,800   JDN Realty Corp. ...............................    168,187
   1,299   Jeffbanks ......................................     25,655
   1,800   Jefferies Group, Inc. ..........................     89,325
   2,400   Jefferson Savings Bancorp ......................     31,500
   7,300   JLG Capital Industries, Inc. ...................    114,062
   2,400   JLK Direct Distribution, Inc. - Class A* .......     24,450
   2,200   Jo-Ann Stores, Inc. ............................     35,475
     500   John Nuveen & Co., Inc. - Class A ..............     18,562
   4,900   John Wiley & Sons Inc. - Class A ...............    236,731
   3,200   Jones Intercable, Inc. - Class A* ..............    114,000
   3,200   Jones Pharmaceuticals, Inc. ....................    116,800
   7,400   Jostens Inc. ...................................    193,787
   2,700   Journal Register Co.* ..........................     40,500
   1,200   JP Realty, Inc. ................................     23,550
   1,000   JSB Financial, Inc. ............................     54,375
   2,300   Juno Lighting, Inc. ............................     53,762
   3,150   Just For Feet, Inc.* ...........................     54,731
   2,300   Justin Industries ..............................     30,187
   2,700   K2, Inc. .......................................     27,844
   6,700   Kaiser Aluminum Corp. ..........................     32,662
   3,000   Kaman Corporation - Class A ....................     48,187
   1,000   Kansas City Life Insurance Co. .................     81,750
   7,100   Kaufman & Broad Home Corp. .....................    204,125
   5,800   Kaydon Corp. ...................................    232,362
   5,100   KCS Energy, Inc. ...............................     15,619
  23,800   Kelley Oil and Gas Corp.* ......................     14,131
   2,600   Kellstrom Industries, Inc.* ....................     74,750
   2,800   Kellwood Co. ...................................     70,000
   7,600   Kemet Corp.* ...................................     85,500
     900   Kenneth Cole Productions, Inc. - Class A*.......     16,875
   5,400   Kent Electronics Corp.* ........................     68,850
   7,900   Key Energy Group, Inc.* ........................     37,031
   2,000   Keystone Automotive Industries, Inc.* ..........     41,875
   2,500   Kilroy Realty Corp. ............................     57,500
   7,600   Kimball International, Inc. - Class B ..........    144,400
     324   Kimco Realty Corp. - Class D ...................      9,031
   4,962   Kirby Corp .....................................     98,930
   3,900   Kitty Hawk, Inc.* ...............................    42,900
     750   Knight Transportation, Inc.* ....................    20,016
   3,000   Knoll, Inc.* ....................................    88,875
   3,500   Koger Equity, Inc. ..............................    60,156
  11,000   Komag, Inc.* ....................................   114,125
   1,100   Kronos, Inc.* ...................................    48,744
   2,200   Kuhlman Corp. ...................................    83,325
   4,500   Kulicke & Soffa Industries, Inc. ................    79,875
   3,100   KV Pharmaceutical Co.-Class B * .................    64,131
   1,300   L-3 Communications Holdings * ...................    60,531
   7,100   La-Z-Boy Chair, Inc. ............................   126,469
   1,400   LabOne, Inc. ....................................    18,200
   3,000   Labor Ready, Inc. ...............................    59,062
   6,400   Laboratory Corporation of America................
             Holdings** ....................................     8,800
   2,300   Laclede Gas Co. .................................    61,525
   5,500   Lam Research Corp.* .............................    97,969

                       See Notes to Financial Statements.
                                       18

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------

 Shares             Description                      Value
 ------             -----------                      -----
   2,900   Lance, Inc. .........................   $ 57,819
   2,000   Landamerica Financial Group, Inc. ...    111,625
   1,800   Landauer, Inc. ......................     58,275
   3,500   Landry's Seafood Restaurants, Inc.* .     26,250
   3,700   Lands' End, Inc. ....................     99,669
   1,400   Landstar Systems, Inc.* .............     57,050
   2,000   Lasalle Partners, Inc.* .............     58,875
   4,000   Laser Mortgage Management Inc. ......     21,750
   2,200   Lason Holdings, Inc.* ...............    128,012
   3,100   Lattice Semiconductor* ..............    142,309
   4,600   Lawter International, Inc. ..........     53,475
       1   LCA Vision, Inc.* ...................          1
   3,000   LCC International, Inc.* ............     11,250
   1,500   Learning Tree International, Inc.* ..     13,594
   1,950   LeaRonal, Inc. ......................     66,056
   5,900   Lee Enterprises .....................    185,850
   5,800   Legato Systems, Inc.* ...............    382,437
       1   Legg Mason, Inc. ....................         32
   5,375   Level One Communications, Inc.* .....    190,812
   2,300   Libbey, Inc. ........................     66,556
   1,431   Liberty Corp. .......................     70,477
   1,400   Life Technologies, Inc. .............     54,425
   5,300   Life USA Holding Inc. ...............     68,237
   3,600   Lifecore Biomedical, Inc.* ..........     36,900
   4,900   Ligand Pharmaceutical - Class B* ....     56,962
   5,200   Lilly Industries, Inc. - Class A ....    103,675
   6,900   Lincoln Electric Co. ................    153,525
   1,625   Lindsay Manufacturing Co. ...........     24,070
   7,200   Linens 'N Things, Inc.* .............    285,300
   4,900   Liposome Company, Inc.* .............     75,644
   2,600   Littelfuse, Inc.* ...................     50,050
   5,300   LNR Property Corp. ..................    105,669
   2,700   Lo-Jack Corp.* ......................     32,062
   5,400   Local Financial Corp.* ..............     48,600
   4,000   Lone Star Industries, Inc. ..........    147,250
   5,200   Lone Star Steakhouse & Saloon* ......     47,775
   2,900   Lone Star Technologies, Inc.* .......     29,362
   5,300   Long Beach Financial Corp.* .........     39,750
   4,100   Longs Drug Stores Corp. .............    153,750
   6,700   Longview Fibre Co ...................     77,469
   5,100   Louis Dreyfus Natural Gas Corp.* ....     72,675
     350   LTC Healthcare, Inc. ................        919
   3,500   LTC Properties, Inc. ................     58,187
  12,900   LTV Corp. ...........................     74,981
   3,000   Luby's Cafeterias, Inc. .............     46,312
   6,736   Lycos, Inc.* ........................    374,269
   3,800   Lydall, Inc. ........................     45,125
   1,300   M.S. Carriers, Inc.* ................     42,819
   3,100   MacDermid, Inc. .....................    121,288
   6,900   Macerich, Co. .......................    176,813
   6,200   Macromedia, Inc.* ...................    208,863
   2,100   Madison Gas & Electric Co. ..........     47,775
   7,125   MAF Bancorp,Inc .....................    188,813
   6,800   Magellan Health Services, Inc.* .....     56,950
   3,500   MagnaTek, Inc.* .....................     40,469
   4,700   Mail-Well Corp.* ....................     53,756
   1,800   Mainstreet Bankgroup ................     83,588

 Shares             Description                      Value
 ------             -----------                      -----
   3,325   Manitowoc Company, Inc. .............   $147,547
   5,800   Manufactured Home Communities, Inc. .    145,363
   2,500   Manugistics Group, Inc.* ............     31,250
   2,000   Mapics, Inc.* .......................     33,000
   3,000   Marcus Corp. ........................     48,750
   6,900   Marine Drilling Co., Inc.* ..........     53,044
   8,907   Mariner Post-Acute Network, Inc.* ...     40,638
  11,700   Mark IV Industries ..................    152,100
     500   Markel Corp.* .......................     90,500
   2,200   Marshall Industries* ................     53,900
   2,300   Marvel Enterprises, Inc.* ...........     14,231
   7,400   Mascotech Inc. ......................    126,725
   2,550   MasTec, Inc.* .......................     53,550
   3,700   Mastech Corp.* ......................    105,913
   2,100   Mathews International Corp. - Class A     66,150
   1,400   Maverick Tub Corp.* .................      7,788
   2,500   Maxim Group, Inc.* ..................     60,000
   1,100   MAXIMUS, Inc.* ......................     40,700
   1,100   MAXXAM, Inc.* .......................     63,113
   3,100   Maxxim Medical, Inc.* ...............     92,225
   5,025   McClatchy Newspapers, Inc. ..........    177,759
   1,800   McGrath RentCorp ....................     39,600
   2,400   McWhorter Technologies* .............     54,900
   2,400   MDC Holdings, Inc. ..................     51,300
  10,550   MDU Resources Group .................    277,597
     700   Meadowbrook Insurance Group, Inc. ...     11,506
   2,300   Medallion Financial Corp. ...........     32,919
  10,400   Medaphis Corp.* .....................     34,125
   4,700   Media General, Inc. .................    249,100
   3,098   Medical Assurance, Inc.* ............    102,451
   2,300   Medical Manager Corp.* ..............     72,163
   3,100   Medicis Pharmaceutical* .............    184,838
   3,700   Medimmune Inc.* .....................    367,919
   2,900   Medquist, Inc.* .....................    114,550
   2,500   MemberWorks, Inc.* ..................     73,750
   2,650   Men's Wearhouse, Inc.* ..............     84,138
   3,100   Mentor Corp. ........................     72,656
   8,000   Mentor Graphics Corp. ...............     68,000
   2,100   Merchants New York Bancorp ..........     75,994
   2,100   Mercury Interactive Corp.* ..........    132,825
   3,300   Meridian Industrial Trust ...........     77,550
   2,376   Meridian Resource Corp.* ............      7,574
   8,012   Meristar Hospitality Corp. ..........    148,723
   1,900   Merrill Corp. .......................     36,694
     285   Merry Land Investment Co. ...........      1,033
   2,200   Mesa Air Group, Inc.* ...............     17,188
   2,600   Mesaba Holdings, Inc. ...............     53,625
   9,600   Metal Management, Inc.* .............     33,600
   6,200   Metals USA, Inc.* ...................     60,450
   3,750   Metamor Worldwide, Inc.* ............     93,750
   4,600   Methode Electronics, Inc. - Class A .     71,875
   3,560   Metris Companies, Inc. ..............    179,113
   1,400   Metro Information Services Inc.* ....     42,000
   1,700   Metro Networks, Inc.* ...............     72,463
   6,500   Metrocall* ..........................     28,438
   3,400   Metromedia Fiber Network, Inc.* .....    113,900
  12,300   Metromedia International Group, Inc.*     66,881

                       See Notes to Financial Statements.
                                       19

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
 Shares             Description                             Value
 ------             -----------                             -----
   7,100   Mettler - Toledo International* ............   $199,244
   2,100   Metzler Group, Inc.* .......................    102,244
   1,100   MGI Properties, Inc. .......................     30,731
   3,000   Michaels Foods, Inc. .......................     90,000
   3,300   Michaels Stores, Inc.* .....................     59,709
   2,600   Micrel, Inc.* ..............................    143,000
  10,795   Micro Focus Group* .........................    101,878
   5,100   Micro Warehouse, Inc.* .....................    172,444
   2,600   MicroAge, Inc.* ............................     39,975
   7,900   Microchip Technology, Inc.* ................    292,300
   6,100   Micron Electronics, Inc.* ..................    105,606
   1,900   MICROS Systems, Inc.* ......................     62,463
   9,300   Mid Atlantic Medical Services, Inc.* .......     91,256
   2,500   Mid-America Apartment
             Communities...............................     56,719
   1,648   MidAmerica Bancorp .........................     44,702
   3,200   Midas, Inc. ................................     99,600
   6,776   Midway Games, Inc.* ........................     74,536
   3,250   Midwest Express Holdings* ..................     85,516
   1,200   Mikasa, Inc. ...............................     15,300
   7,900   Milacron, Inc. .............................    152,075
   5,300   Millennium Pharmaceuticals* ................    137,138
   9,850   Miller Industries, Inc.* ...................     44,325
   1,900   Mills Corp. ................................     37,763
   2,300   MindSpring Enterprises, Inc.* ..............    140,444
   1,000   Mine Safety Appliances Co. .................     71,000
   2,600   Minerals Technologies, Inc. ................    106,438
     900   MiniMed, Inc.* .............................     94,275
   5,300   Minnesota Power & Light Co. ................    233,200
   1,100   Miravant Medical Technology* ...............     14,163
   3,468   Mississippi Chemical Corp. .................     48,552
   1,700   Mississippi Valley Bancshares ..............     57,375
   3,000   Mitchell Energy & Development Corp. -
             Class A...................................     34,313
   3,800   MMC Networks, Inc.* ........................     50,350
   2,100   MMI Companies ..............................     35,175
   2,200   Mobius Management Systems* .................     32,725
   4,300   Modine Manufacturing Co. ...................    155,875
   2,000   Moog, Inc. - Class A .......................     78,250
   5,650   Morgan Keegan, Inc. ........................    106,291
   4,400   Morrison Knudsen, Corp.* ...................     42,900
   3,700   MotivePower Industries, Inc. ...............    119,094
   2,500   Movado Group ...............................     66,563
   3,000   MRV Communications, Inc.* ..................     18,563
   2,400   MTS Systems Corp. ..........................     32,400
   6,600   Mueller Industries, Inc.* ..................    134,063
   4,600   Musicland Stores Corp.* ....................     68,713
   4,160   Myers Industries, Inc. .....................    119,080
   2,900   N2K, Inc.* .................................     37,881
   2,000   NAC Re Corp. ...............................     93,875
   1,224   NACCO Industries, Inc. - Class A ...........    112,608
   2,000   National Bankcorp of Alaska, Inc. ..........     67,500
   1,556   National City Bancshares, Inc. .............     58,058
   5,500   National Computer Systems, Inc. ............    203,500
   4,900   National Data Corp. ........................    238,569
   1,700   National Golf Properties, Inc. .............     49,194
   3,100   National Health Investors, Inc. ............     76,531

 Shares             Description                             Value
 ------             -----------                             -----
   1,900   National Instruments Corp.* ................   $ 64,838
   3,200   National Penn Bancshares, Inc. .............     87,200
     900   National Presto Industries, Inc. ...........     38,363
   1,950   National R.V. Holdings, Inc. ...............     50,213
   5,800   National Steel Corp. .......................     41,325
     200   National Western Life Insurance -
             Class A* .................................     23,500
   5,600   Nationwide Health Properties, Inc. .........    120,750
   1,500   Natural Microsystems Corp.* ................     10,922
   3,800   Nature's Sunshine Products, Inc. ...........     57,950
   6,300   Nautica Enterprises, Inc.* .................     94,500
   1,714   NBT Bancorp ................................     40,065
   6,900   NBTY, Inc.* ................................     49,163
     300   NCH Corp. ..................................     17,850
   4,100   NCI Building Systems, Inc.* ................    115,313
   2,100   NCO Group, Inc.* ...........................     94,500
   3,100   NCS Healthcare, Inc. - Class A* ............     73,625
   2,600   Neomagic Corp.* ............................     57,525
   9,200   Network Appliance, Inc.* ...................    414,000
   3,500   Network Equipment Technologies, Inc.* ......     36,094
     500   Network Solutions, Inc.* ...................     65,438
   1,800   Neurogen Corp.* ............................     31,500
   6,700   Nevada Power Co. ...........................    174,200
   1,600   New England Business Services, Inc. ........     62,600
   2,700   New Era of Networks* .......................    118,800
   4,000   New Jersey Resources Corp. .................    158,000
  12,320   New Plan Realty Trust ......................    273,350
   6,100   Newfield Exploration Co.* ..................    127,338
  12,800   Newpark Resources, Inc.* ...................     87,200
   7,200   Newport News Shipbuilding, Inc. ............    240,750
   6,500   NeXstar Pharmaceuticals, Inc.* .............     60,125
   4,700   NFO Worldwide, Inc. ........................     54,050
   2,900   Nichols Research Corp.* ....................     60,538
   3,200   Nine West Group, Inc.* .....................     49,800
   2,800   NL Industries, Inc. ........................     39,725
   2,900   Nordson Corp. ..............................    148,988
   3,400   Norrell Corp. ..............................     50,150
   1,600   Norstran, Inc.* ............................     28,400
     200   North Carolina Natural Gas Corp. ...........      6,638
   2,400   North Face, Inc.* ..........................     31,200
   4,200   North Pittsburgh Systems, Inc. .............     56,175
   5,900   Northwest Natural Gas Co. ...................   152,663
   5,700   Northwestern Corp. ..........................   150,694
  12,103   Nova Corp.* .................................   419,823
   6,500   Novacare Employee Services*..................    34,938
  13,000   NovaCare, Inc.* .............................    32,500
   5,200   Novellus Systems* ...........................   257,400
   1,600   NPC International, Inc.* ....................    19,300
   3,200   NS Group, Inc. ..............................    14,200
   6,900   NTL, Inc.* ..................................   389,419
   2,600   Nuevo Energy Co.* ...........................    29,900
     400   NUI Corp. ...................................    10,725
   1,300   NVR, Inc. ...................................    61,994
   3,000   O'Reilly Automotive, Inc.* ..................   141,750
   3,600   Oak Industries, Inc. ........................   126,000
  10,500   Oak Technology* .............................    36,750
   4,000   Oakley, Inc.* ...............................    38,000

                       See Notes to Financial Statements.

                                       20

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------

  Shares    Description                            Value
  ------    -----------                           --------
   6,100   Oakwood Homes .......................   $ 92,644
   4,300   Ocean Financial Corp. ...............     71,488
   5,800   Oceaneering International, Inc.* ....     87,000
   3,100   Octel Corp.* ........................     43,013
   1,800   Ocular Sciences, Inc.* ..............     48,150
   4,200   Ocwen Asset Investment Corp. ........     20,213
   3,600   OEA, Inc. ...........................     42,525
   1,700   OEC Medical Systems, Inc.* ..........     53,444
   2,900   Offshore Logistics, Inc. ............     34,438
   5,484   Old National Bancorp ................    305,733
  12,900   Olsten Corp. ........................     95,138
   3,150   OM Group, Inc. ......................    114,975
   1,200   Omega Financial Corp. ...............     36,300
   4,700   OMEGA Healthcare Investors, Inc. ....    141,881
   3,000   Omega Protein Corp ..................     30,375
   3,000   OMI Corp.* ..........................      9,750
   1,600   Omniamerica*.........................     51,200
   4,100   Omnipoint Corp.* ....................     38,181
   1,800   OmniQuip International, Inc. ........     27,000
   1,400   On Assignment, Inc.* ................     48,300
   6,387   One Valley Bancorp, Inc. ............    209,973
   1,850   Oneida Ltd. .........................     27,403
   5,900   ONEOK, Inc. .........................    213,138
   4,800   Open Market Incorporated* ...........     56,100
   1,600   Optical Cable Corp.*.................     19,400
   2,900   Orange & Rockland Utilities, Inc. ...    165,300
   2,800   Oregon Steel Mills, Inc. ............     33,250
   3,872   Organogenesis, Inc.* ................     43,560
   1,400   Oriental Financial Group ............     43,838
   4,700   Orthodontic Centers of America, Inc.*     91,356
   1,700   Oshkosh B `Gosh, Inc. - Class A .....     34,319
   1,500   Otter Tail Power Co. ................     59,813
   3,500   Overseas Shipholding Group, Inc. ....     56,219
   4,700   Owens & Minor, Inc. Holding Co. .....     74,025
  13,700   Oxford Health Plans* ................    203,788
   9,600   P-COM, Inc.* ........................     38,250
   2,000   Pacific Capital Bancorp .............     51,500
   1,100   Pacific Gateway Exchange, Inc.* .....     52,869
   2,300   Pacific Gulf Properties, Inc. .......     46,144
   4,850   Pacific Sunwear of California* ......     79,419
   4,600   PageMart Wireless, Inc.* ............     25,588
  12,300   Pairgain Technologies* ..............     94,556
   3,794   Palm Harbor Homes, Inc.* ............     95,561
   1,500   Pan Pacific Retail Properties, Inc. .     29,906
      71   Panavision, Inc.* ...................        879
   3,750   Papa John's International, Inc.* ....    165,469
   4,800   Parexel International Corp.* ........    120,000
   1,300   Park Electrochemical Corp. ..........     37,213
   1,100   Park National .......................    113,300
   8,300   Parker Drilling Co.* ................     26,456
   1,400   Parkway Properties, Inc. ............     43,750
   2,600   Party City Corp.*....................     37,538
   3,100   PathoGenesis Corp.* .................    179,800
   2,850   Patterson Dental Co.* ...............    123,975
   5,900   Patterson Energy, Inc.* .............     23,969
   4,606   Paxar Corp.* ........................     41,166
   4,200   Paxson Communications Corp.* ........     38,588

  Shares    Description                              Value
  ------    -----------                            --------
   3,300   Paymentech, Inc.* ...................   $ 61,050
   2,800   Pediatrix Medical Group, Inc.* ......    167,825
   2,200   Pegasus Systems, Inc.* ..............     79,200
   4,500   Pegasystems, Inc.* ..................     18,703
   3,200   PennCorp Financial Group, Inc. ......      3,200
   2,800   Pennsylvania Enterprises Inc. .......     71,400
   3,400   Pennsylvania Real Estate Investment
             Trust..............................     66,088
   3,855   Pennzoil-Quaker State Co.*...........     57,115
   7,200   People's Energy .....................    287,100
   4,300   Peoples Bancorp, Inc. ...............     46,763
     900   Perclose, Inc.* .....................     29,813
   1,000   Peregrine Systems, Inc.* ............     46,375
   3,300   Performance Food Group Co.* .........     92,813
   8,500   Perrigo Co.* ........................     74,906
   6,300   Personnel Group of America, Inc.* ...    110,250
   2,800   Petco Animal Supplies, Inc.* ........     28,175
   2,300   Petersen Companies, Inc.* ...........     77,913
  21,400   PETsMART, Inc.* .....................    235,400
   2,300   PFF Bancorp, Inc.* ..................     36,800
   2,166   Pharmaceutical Product
             Development........................     65,115
   2,400   Pharmacyclics, Inc.* ................     61,200
   9,100   PharMerica, Inc. ....................     54,600
   5,033   Philadelphia Suburban Co. ...........    148,788
   5,600   Phillips-Van Heusen Corp. ...........     40,250
  10,900   Phoenix Investment Partners .........     91,969
   4,300   Photronics, Inc.* ...................    103,066
  15,900   Phycor, Inc.* .......................    108,319
   3,000   PhyMatrix Corp.* ....................      6,563
   3,900   Physician Computer Network, Inc.* ...        122
   3,000   Physician Reliance Network* .........     39,375
   8,400   Picturetel Corp.* ...................     55,650
   5,900   Piedmont Natural Gas Co., Inc. ......    213,138
   1,300   Pilgrim's Pride Corp. ...............     25,919
   1,000   Pillowtex Corp. .....................     26,750
   1,050   Pinkertons, Inc.* ...................     22,378
   1,200   Pinnacle Systems, Inc.* .............     42,900
   2,900   Pioneer Group, Inc...................     57,275
   6,400   Pioneer-Standard Electronics, Inc....     60,000
   5,200   Pittston Burlington Group ...........     57,850
   1,600   PJ America, Inc.* ...................     29,000
   4,700   Plains Resources, Inc.* .............     67,563
   7,400   Planet Hollywood International -
             Class  A* .........................     17,113
   2,900   Plantronics, Inc.*...................    249,400
   3,100   Platinum Software Corp.*.............     39,719
   2,200   Playboy Enterprises Inc. - Class B*..     46,063
   6,900   Playtex Products, Inc.*..............    110,831
   3,100   Plexus Corp.* .......................    105,013
   2,000   PMA Capital Corp. ...................     39,125
   5,000   PMC-Sierra, Inc.*....................    315,625
   1,400   Poe & Brown, Inc.....................     48,913
   4,900   Pogo Producing Co....................     63,700
   3,000   Polaris Industries, Inc..............    117,563
   3,100   Polycom  Corp.*......................     68,975
   5,700   Polymer Group, Inc.*.................     56,644

                       See Notes to Financial Statements.
                                       21

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
   Shares     Description                                   Value
   ------     -----------                                   -----
   3,100   Pool Energy Services Co.* ..................   $ 33,519
   5,600   Potlatch Corp. .............................    206,500
   3,400   Powertel, Inc.* ............................     46,113
     700   Powerwave Technologies, Inc.* ..............     13,038
   3,500   Pre-Paid Legal Services, Inc.* .............    115,500
   3,200   Precision Castparts Corp. ..................    141,600
   4,000   Premier Bancshares .........................    104,750
   9,700   Premier Parks, Inc. ........................    293,425
   8,100   Premiere Technologies, Inc.* ...............     59,738
   3,500   Premisys Communications* ...................     32,156
   7,900   Prentiss Properties Trust ..................    176,269
   2,900   Presidential Life Corp. ....................     57,638
   3,500   Presstek, Inc.* ............................     23,844
   2,700   Preview Travel, Inc.* ......................     49,781
   3,500   PRI Automation, Inc.* ......................     91,000
   1,766   Price Enterprises, Inc.* ...................      9,382
   2,100   Price Enterprises, Inc. - Preferred ........     29,006
  11,200   Pride International, Inc.* .................     79,100
   3,200   Primadonna Resort, Inc.* ...................     28,200
   1,878   Primark Corp. ..............................     50,941
  10,200   Prime Hospitality, Inc. ....................    107,738
  10,494   Prime Retail, Inc. .........................    102,972
     800   Primex Technologies, Inc. ..................     34,000
   2,700   Priority Healthcare Corp - Class B* ........    140,063
   2,100   Probusiness Services, Inc.* ................     95,550
   1,400   Profit Recovery Group International* .......     52,413
   3,450   Progress Software Corp.* ...................    116,438
     900   Project Software & Development, Inc.* ......     30,150
   4,600   Protection One, Inc.* ......................     39,388
   2,400   Protein Design Labs, Inc.* .................     55,800
   5,227   Provident Bankshares Corp. .................    130,022
   1,700   Province Healthcare Co.* ...................     60,988
   2,500   PS Business Parks, Inc. ....................     59,688
   6,200   PsiNet, Inc.* ..............................    129,425
  10,725   PSS World Medical, Inc.* ...................    246,675
   2,600   Public Service Company of North
             Carolina, Inc.............................     67,600
   5,500   Public Service Company of New Mexico........    112,406
     600   Puerto Rican Cement Co., Inc. ..............     20,963
   4,900   Pulte Corp. ................................    136,281
   1,523   PXRE Corp. .................................     38,170
   3,200   QAD, Inc. * ................................     11,400
   1,300   Qlogic Corp.* ..............................    170,138
   1,700   QRS Corp.* .................................     81,600
   2,000   Quadramed Corp.* ...........................     41,000
   4,700   Quaker Fabric Corp.* .......................     29,375
   3,600   Quanex Corp. ...............................     81,225
             Quantum Corp.*
   4,472   Queens County Bancorp, Inc. ................    133,042
   3,900   Quest Diagnostics, Inc.* ...................     69,469
   3,100   Quicksilver, Inc.* .........................     93,000
   1,000   R.L.I. Corp. ...............................     33,250
   2,100   Radiant Systems, Inc.* .....................     15,488
   5,450   Rainforest Cafe, Inc.* .....................     33,041
   5,670   Ralcorp Holdings, Inc.* ....................    103,478
   2,400   Rambus, Inc.* ..............................    231,000
   2,900   Range Resources Corp. ......................      9,969

   Shares     Description                                   Value
   ------     -----------                                   -----
  13,986   Rational Software Corp.* ...................   $370,629
   5,700   Rayonier, Inc. .............................    261,844
   5,100   Rayovac Corp. ..............................    136,106
   4,300   RCN Corp.* .................................     76,056
   6,300   Read-Rite Corp.* ...........................     93,122
   1,200   RealNetworks, Inc.* ........................     43,050
   6,100   Realty Income Corp. ........................    151,738
   5,300   Reckson Association Realty Corp. ...........    117,594
   1,300   Recoton Corp.* .............................     23,319
   6,100   Red Roof Inns, Inc.* .......................    102,938
   3,100   Redwood Trust, Inc. ........................     43,400
   2,700   Regal-Beloit Corp. .........................     62,100
   1,800   Regency Realty Corp ........................     40,050
   5,500   Regeneron Pharmaceuticals, Inc.* ...........     40,563
   2,300   Regis Corp. ................................     92,000
   4,350   Reinsurance Group of America ...............    304,500
   1,300   Reliance Bancorp ...........................     36,156
   1,400   Reliance Steel & Aluminum Co. ..............     38,675
   3,400   Remec, Inc.* ...............................     61,200
   4,900   Remedy Corp.* ..............................     68,294
   3,280   Renaissance Worldwide, Inc.* ...............     20,090
   5,550   Renal Care Group, Inc.* ....................    159,909
   1,200   Rent Way, Inc.* ............................     29,175
   2,700   Rental Service Corp.* ......................     42,356
   1,900   Renters Choice, Inc.* ......................     60,325
   2,712   Republic Bancorp, Inc. .....................     36,951
   1,200   Republic Bancshares ........................     15,750
  11,600   Republic Security Financial ................    140,650
   1,550   Res-Care, Inc.* ............................     38,266
   3,000   Resmed, Inc.* ..............................    136,125
   4,800   Resource America Inc.- Class A .............     43,500
   1,803   Resource Bancshares Mortgage
             Group, Inc................................     29,862
   3,751   Respironics, Inc.* .........................     75,137
   6,400   RFS Hotel Investors, Inc. ..................     78,400
   6,200   Richfood Holdings, Inc. ....................    128,650
   3,300   Richmond County Financial Corp. ............     53,006
   2,500   Riggs National Corp. .......................     50,938
   2,300   Rio Hotel and Casino, Inc.* ................     36,513
   3,300   Risk Capital Holdings, Inc.* ...............     71,775
   4,000   Roadway Express, Inc. ......................     57,750
   1,200   Robbins & Myers, Inc. ......................     26,550
   1,800   Robert Mondavi Co.- Class A* ...............     73,575
   3,300   Roberts Pharmaceutical Corp.*...............     71,775
   5,100   Rochester Gas & Electric Corp...............    159,375
   3,500   Rock-Tenn Co. ..............................     59,281
   1,800   Rogers Corp. ...............................     53,775
   3,200   Rohn Industries, Inc. ......................     11,000
  11,150   Rollins Truck Leasing Corp. ................    164,463
   5,000   Rollins, Inc. ..............................     87,500
   6,683   Romac International, Inc.* .................    148,697
   4,100   Roper Industries, Inc. .....................     83,538
   8,300   Roslyn Bancorp, Inc. .......................    178,450
   3,800   RTI International Metals* ..................     53,200
   6,200   Ruby Tuesday, Inc. .........................    131,750
   6,000   Ruddick Corp. ..............................    138,000
   1,900   Rural/Metro Corp.* .........................     20,781

                       See Notes to Financial Statements.
                                       22

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------

   Shares      Description                                Value
   ------      -----------                                -----
   2,700   Russ Berrie & Co., Inc. ...................   $ 63,450
   6,100   Russell Corp. .............................    123,906
   8,600   Rutherford-Moran Oil Corp.* ...............     24,188
   5,400   Ryan's Family Steak House* ................     66,825
   3,500   Ryland Group, Inc. ........................    101,063
   3,620   S & T Bancorp .............................     99,776
   9,700   S3, Inc.* .................................     71,386
   1,400   Sabratek Corp.* ...........................     22,925
   3,600   Safeguard Scientifics, Inc.* ..............     98,775
   6,120   Safety-Kleen Corp. ........................     86,445
     582   Samsonite Corp.* ..........................      3,237
   4,600   SanDisk Corp.* ............................     64,975
   1,300   Sandy Spring Bancorp ......................     39,163
   3,600   SangStat Medical Corp.* ...................     76,500
  21,700   Santa Fe Energy Resources .................    160,038
   2,000   Sapient Corp.* ............................    112,000
   4,100   Sauer Inc. ................................     31,006
   1,100   Sawtek, Inc.* .............................     19,250
   1,700   Sbarro, Inc. ..............................     44,519
   1,400   Schein Pharmaceutical, Inc.* ..............     20,388
   1,700   Scholastic Corp.* .........................     91,163
   6,600   Schulman (A.), Inc. .......................    149,738
   1,900   Schweitzer-Manduit International, Inc. ....     29,331
   1,400   Scientific Games Holdings Corp.* ..........     26,425
   7,400   Scios, Inc.* ..............................     76,775
   2,200   SCM Microsystems, Inc.* ...................    156,338
   2,800   Scotsman Industries, Inc. .................     57,575
   4,500   Scott Technologies Inc. ...................     74,391
   3,800   Scotts Company (The)* .....................    146,063
   2,900   SCPIE Holdings, Inc. ......................     87,906
   2,600   SDL, Inc.* ................................    103,025
   2,700   Seacor Smit, Inc.* ........................    133,481
   8,200   Seagull Energy Corp.* .....................     51,763
   7,700   Security Capital Corp. - Class B* .........    104,431
   7,200   Security Dynamics Technologies, Inc.* .....    165,600
   1,800   SEI Investments Co. .......................    178,875
   3,000   Seitel, Inc. ..............................     37,313
   3,800   Selective Insurance Group, Inc. ...........     76,475
   1,839   Semco Energy, Inc. ........................     29,999
   2,100   Semtech Corp.* ............................     75,338
   8,700   Sensormatic Electronics* ..................     60,356
   4,100   Sepracor Inc.* ............................    359,006
     800   Sequa Corp. - Class A .....................     47,900
   8,100   Sequent Computer Systems, Inc.* ...........     97,706
   6,300   Sequus Pharmaceuticals, Inc.* .............    127,575
   4,825   Serologicals Corp.* .......................    144,750
   3,100   Service Experts, Inc.* ....................     90,675
   4,000   SFX Entertainment Inc. - Class A* .........    219,500
   1,300   Shiloh Industries, Inc.* ..................     17,063
   6,600   Shiva Corp.* ..............................     37,331
   3,400   ShopKo Stores, Inc.* ......................    113,050
   5,400   Shorewood Packaging Corp.* ................    110,700
   3,700   Shurgard Storage Centers, Inc. ............     95,506
   3,100   Sierra Health Services, Inc.* .............     65,294
   6,000   Sierra Pacific Resources ..................    228,000
   5,450   SIGCORP, Inc. .............................    194,497
   1,300   Signal Corporation ........................     44,525

   Shares      Description                                Value
   ------      -----------                                -----
   2,800   Silgan Holdings, Inc.* ....................   $ 77,831
   4,100   Silicon Valley Bancshares .................     69,828
   6,400   Silicon Valley Group, Inc.* ...............     81,600
   1,200   Siliconix, Inc.* ..........................     24,900
   1,500   Simmons First National ....................     55,688
   2,400   Simpson Industries, Inc. ..................     23,250
   1,500   Simpson Manufacturing Co., Inc.* ..........     56,156
   3,500   Sipex Corp.* ..............................    122,938
   2,000   SIS Bancorp, Inc. .........................     90,500
   8,600   Sitel Corp.* ..............................     20,963
   5,156   Sky Financial Group, Inc. .................    136,312
   2,000   Skyline Corp. .............................     65,000
  10,100   Skytel Communications Inc.* ...............    223,463
   2,700   Skywest, Inc. .............................     88,256
   3,100   SL Green Realty Corp. .....................     67,038
   3,100   SLI, Inc.* ................................     86,025
   1,300   Smart & Final, Inc. .......................     12,513
   5,000   SMART Modular Technologies, Inc.* .........    138,750
   1,800   Smith (A.O.) Corp. ........................     44,213
   2,100   Smith (Charles E.) Residential Realty, Inc.     67,463
   6,000   Smithfield Foods* .........................    203,250
   3,100   Smucker (J.M.) Co. - Class A ..............     76,725
   4,300   Snyder Oil Corp. ..........................     57,244
   5,600   Software AG Systems, Inc.* ................    101,500
   3,200   Sola International, Inc.* .................     55,200
   2,450   Sonic Corp.* ..............................     60,944
   4,000   SOS Staffing Services* ....................     29,000
   7,600   Sotheby's Holdings, Inc. - Class A ........    243,200
   1,000   South Jersey Industries, Inc. .............     26,188
   1,400   Southern Pacific Funding Corp.* ...........        112
   6,100   Southern Peru Copper Corp. ................     57,569
   2,306   Southern Union Co. ........................     56,209
  31,500   Southland Corp.* ..........................     60,047
   6,300   Southwest Gas Corp. .......................    169,313
   3,300   Southwestern Energy Co. ...................     24,750
   3,500   Southwest Bancorp of Texas* ...............     62,563
   1,600   Sovran Self Storage, Inc. .................     40,200
   3,000   Spartech Corp. ............................     66,000
   2,500   Special Metals Corp.* .....................     22,344
   1,500   Specialty Equipment Companies, Inc.* ......     40,594
   2,500   SpeedFam International, Inc.* .............     42,813
   2,800   Speedway Motorsports, Inc.* ...............     79,800
   5,900   Spelling Entertainment Group ..............     44,250
   1,300   Splash Technology Holdings, Inc.* .........      9,669
   4,250   Sports Authority, Inc.* ...................     22,313
   1,700   Sportsline USA, Inc.* .....................     26,456
   1,500   Springs Industries, Inc. - Class A.........     62,156
   1,400   SPS Technologies, Inc.* ...................     79,275
   4,600   SPX Corp. .................................    308,200
   1,400   SS&C Technologies* ........................     17,325
   2,200   St. John Knits, Inc. ......................     57,200
   2,400   St. Mary Land & Exploration Co. ...........     44,400
   5,225   St. Paul Bancorp, Inc. ....................    142,218
   2,100   Staff Leasing, Inc.* ......................     24,413
   3,700   StaffMark, Inc.* ..........................     82,788
   6,200   Stage Stores, Inc.* .......................     58,125
   2,400   Standard Motor Products, Inc. .............     58,200

                       See Notes to Financial Statements.

                                       23

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
   Shares     Description                               Value
   ------     -----------                               -----
   2,100   Standard Products Co. .................   $ 42,788
   1,700   Standard Register Co. .................     52,594
   3,400   Standard-Pacific Corp. ................     48,025
   2,900   Standex International Corp. ...........     76,125
   2,500   Star Telecommunications, Inc.* ........     30,469
   1,600   Starrett (L.S.) Co. - Class A .........     54,900
   2,200   State Auto Financial Corp. ............     27,225
   6,400   Staten Island Bancorp, Inc. ...........    127,600
   4,400   Station Casinos, Inc.* ................     36,025
   7,900   Steel Dynamics, Inc.* .................     92,825
   3,700   Stein Mart, Inc.* .....................     25,784
   2,200   Steinway Musical Instruments, Inc.* ...     57,200
   1,400   Stepan Co. ............................     37,275
   1,900   Sterling Bancorp Co. ..................     43,344
   5,400   Sterling Bancshares ...................     80,325
   6,300   Stewart & Stevenson Services, Inc. ....     61,425
     800   Stewart Information Services ..........     46,400
   2,700   Stillwater Mining Co.* ................    110,700
   1,800   Stone & Webster, Inc. .................     59,850
   1,700   Stone Energy Corp.* ...................     48,875
   2,400   Stoneridge, Inc.* .....................     54,600
   1,900   Storage Trust Realty ..................     44,413
   5,700   Storage USA, Inc. .....................    184,181
   1,000   Strawbridge & Clothier
   1,600   Strayer Education, Inc. ...............     56,400
   9,800   Stride Rite Corp. .....................     85,750
   6,500   Structural Dynamics Research Corp.* ...    129,188
   2,500   Sturm Ruger & Co., Inc. ...............     29,844
   1,500   Suburban Lodges of America* ...........     12,281
   6,600   Summit Properties, Inc. ...............    113,850
   4,400   Sun Communities, Inc. .................    153,175
   8,100   Sun Healthcare Group, Inc.* ...........     53,156
       1   Sunburst Hospitality Corp.* ...........          4
   6,600   Sunglass Hut International* ...........     46,200
   1,800   Sunrise Assisted Living, Inc.* ........     93,375
   4,600   Sunrise Medical, Inc.* ................     57,213
   4,400   Sunstone Hotel Investors, Inc. ........     41,525
   4,000   Sunterra Corp.* .......................     60,000
     900   Superior Consultant Holdings Corp.* ...     39,150
   5,700   Superior Energy Services, Inc.* .......     16,209
   2,700   Superior Industries International, Inc.     75,094
   3,000   Superior Services, Inc.* ..............     60,188
   1,100   Superior Telecom, Inc. ................     51,975
   4,425   Susquehanna Bancshares, Inc. ..........     90,574
   1,930   Swift Energy Co.* .....................     14,234
   3,200   Swift Transportation Co., Inc.* .......     89,700
  16,400   Sybase, Inc.* .........................    121,463
   3,600   Sykes Enterprises, Inc.* ..............    109,800
   7,225   Sylvan Learning Systems, Inc.* ........    220,363
   9,500   Symantec Corp.* .......................    206,625
   2,500   Synetic, Inc.* ........................    110,000
   7,400   System Software Associates, Inc. ......     52,031
   4,400   Systems & Computer Technology Corp.* ..     60,500
   2,500   Talbots ...............................     78,438
     200   Tanger Factory Outlet Center ..........      4,238
   9,200   Taubman Centers, Inc. .................    126,500
   3,000   Tava Technologies, Inc.* ..............     22,875

   Shares     Description                               Value
   ------     -----------                               -----
       2   TCF Financial Corp. ...................   $     48
   8,500   TCI Satellite Entertainment - Class A*      12,219
   2,400   Techne Corp.* .........................     50,700
   2,600   Technitrol, Inc. ......................     82,875
   5,325   Technology Solutions Co.* .............     57,077
   3,600   Tecumseh Products Co. - Class A .......    167,850
   1,300   Tejon Ranch Co. .......................     25,838
   6,300   Tekelec* ..............................    104,344
   7,400   Tel-Save Holdings, Inc.* ..............    123,950
   4,000   Teletech Holdings, Inc.* ..............     41,000
   2,100   Telxon Corp. ..........................     29,138
   2,400   Tennant Co. ...........................     96,300
   2,300   Terex Corp. ...........................     65,694
   7,400   Terra Industries, Inc. ................     45,788
   3,600   Tesoro Petroleum Corp. ................     43,650
   5,481   Tetra Tech, Inc.* .....................    148,330
   1,800   Tetra Technologies, Inc.* .............     19,688
   4,000   Texas Industries, Inc. ................    107,750
   1,900   Texas Regional Bancshares, Inc. .......     47,619
   5,600   Theragenics Corp.* ....................     94,150
   1,900   Thermedics, Inc.* .....................     20,544
   2,500   Thermo Cardiosystems, Inc.* ...........     26,094
   4,000   Thermo Ecotek Corp.*...................     42,250
   4,700   Thermo Fibertek, Inc.*.................     33,488
   3,200   Thermo Optek Corporation *.............     27,800
   1,800   Thermolase Corp.* .....................      8,213
   4,100   ThermoTrex Corp.* .....................     35,106
   2,100   Thomas Industries, Inc. ...............     41,213
   2,100   Thor Industries, Inc. .................     53,550
   5,400   Thornburg Mortgage Asset Corp. ........     41,175
   8,900   TIG Holdings, Inc. ....................    138,506
     600   Timberland Co. - Class A* .............     27,338
   7,200   Titan Exploration, Inc.* ..............     47,250
   3,300   Titan International, Inc. .............     31,350
   2,900   Titanium Metals Corp. .................     24,650
   1,700   TJ International, Inc. ................     43,669
   2,400   TMP Worldwide, Inc.* ..................    100,800
   1,400   TNP Enterprises, Inc. .................     53,113
   3,100   Toll Brothers, Inc.* ..................     69,944
   1,700   Toro Co. ..............................     48,450
   8,800   Tower Automotive, Inc.* ...............    219,450
   1,700   Tower Realty Trust, Inc. ..............     34,213
   3,900   Town And Country Trust ................     62,644
   3,400   TR Financial Corp. ....................    133,875
   3,900   Trammell Crow Co.* ....................    109,200
   7,000   Trans World Airlines* .................     33,688
   3,150   Trans World Entertainment Corp.* ......     60,047
   1,200   Transaction Network Services, Inc.* ...     24,075
   5,200   Transactions Systems Architects, Inc. -
             Class A* ............................    260,000
   3,400   Transition Systems, Inc.* .............     51,000
   2,200   Transkaryotic Therapies, Inc.* ........     55,825
   2,900   Transmontaigne Oil Co.* ...............     43,863
   4,230   Tredegar Industries, Inc. .............     95,175
   1,000   Tremont Corp. .........................     33,250
   1,500   Trenwick Group, Inc. ..................     48,938
   3,000   Triad Guaranty, Inc.* .................     66,188

                       See Notes to Financial Statements.

                                       24

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
   Shares     Description                          Value
   ------     -----------                          -----
   6,250   Triangle Bancorp, Inc.* ........................   $ 98,828
   2,600   Triangle Pharmaceuticals, Inc. .................     35,425
   2,000   Triarc Companies Inc. - Class A ................     32,000
   4,100   Trico Marine Services, Inc.* ...................     19,988
   2,900   Trimble Navigation Ltd.* .......................     21,025
   5,100   TriNet Corporate Realty Trust ..................    136,425
   3,600   Tristar Aerospace Co.* .........................     25,200
   1,500   Triumph Group, Inc.* ...........................     48,000
   2,100   Trust Company of New Jersey ....................     51,450
   3,530   Trustco Bank Corp. .............................    105,900
   5,900   Tuboscope, Inc.* ...............................     47,938
   4,200   Twinlab Corp.* .................................     55,125
   5,100   Tyler Corp. ....................................     31,238
   1,600   U. S. Home Corp.* ..............................     53,200
   1,500   U.S. Restaurant Properties, Inc. ...............     36,469
   4,700   U.S. Satellite Broadcasting* ...................     64,625
   7,000   UGI Corp. ......................................    166,250
   5,000   UICI, Inc.* ....................................    122,500
   2,700   Ultratech Stepper, Inc.* .......................     43,200
   3,381   UMB Financial Corp. ............................    155,103
   5,400   Unicapital Corp.* ..............................     39,825
   1,300   Unifirst Corp. .................................     29,656
   4,200   Unisource Energy Corp. .........................     56,700
   9,100   Unisource Worldwide Inc. .......................     65,975
   2,100   United Auto Group, Inc.* .......................     19,294
   7,500   United Bankshares, Inc. ........................    198,750
   3,400   United Companies Financial Corp. ...............     11,475
  19,800   United Dominion Realty Trust* ..................    204,188
   1,700   United Fire & Casualty Co. .....................     57,163
   1,900   United Illuminating Co. ........................     97,850
   5,300   United International Holdings* .................    102,025
   2,750   United National Bancorp New Jersey .............     63,938
     700   United Natural Foods, Inc.* ....................     16,888
   3,000   United Payors and United Providers, Inc.* ......     85,500
   5,451   United Rentals, Inc.* ..........................    180,564
   7,300   United Stationers, Inc. ........................    189,800
     500   United Television, Inc. ........................     57,500
   6,500   United Water Resources, Inc. ...................    155,594
   2,000   United Wisconsin Services, Inc. ................     17,375
   5,400   Unitrode Corp. .................................     94,500
   4,700   Universal Corp. ................................    165,088
   6,800   Universal Foods Corp. ..........................    186,575
   4,000   Universal Forest Products, Inc. ................     80,250
   4,700   UNOVA, Inc.* ...................................     85,188
   1,300   Urban Outfitters, Inc.* ........................     21,938
   1,300   Urban Shopping Centers, Inc. ...................     42,575
   1,800   US Bancorp, Inc. ...............................     35,775
   5,600   US Bioscience, Inc.* ...........................     40,250
   3,400   USFreightways Corp. ............................     99,025
   5,561   UST Corp. ......................................    131,031
  10,100   Usweb Corp* ....................................    266,388
   3,500   UTI Energy Corp.* ..............................     25,375
   3,500   Vail Resorts, Inc.* ............................     77,000
   6,500   Valassis Communications ........................    335,563
   2,500   Valmont Industries .............................     34,688
   1,500   Value City Department Stores, Inc.* ............     20,906

   Shares     Description                          Value
   ------     -----------                          -----
   3,400   Vanguard Cellular Systems, Inc. -
             Class A* .....................................   $ 87,763
   8,900   Vanstar Corp.* .................................     82,325
   3,400   Vantive Corp.* .................................     27,200
   3,925   Varlen Corp. ...................................     90,520
   1,900   Veeco Instruments, Inc.* .......................    100,938
  12,200   Vencor, Inc.* ..................................     54,900
   1,800   Ventana Medical Systems, Inc.* .................     38,925
  11,100   Ventas* ........................................    135,281
   4,900   Veritas DGC, Inc.* .............................     63,700
   1,700   Vermont Financial Services Corp. ...............     56,525
   5,000   Vertex Pharmaceuticals, Inc.* ..................    148,750
   2,600   Vesta Insurance Group, Inc. ....................     15,600
   2,700   Veterinary Centers of America, Inc.* ...........     53,831
   4,200   Viasoft, Inc.* .................................     29,400
   3,300   Vical, Inc.* ...................................     46,819
   4,600   Vicor Corp.* ...................................     41,400
   4,800   Vintage Petroleum, Inc. ........................     41,400
   2,300   Viropharma, Inc.* ..............................     21,419
   6,800   Vishay Intertechnology, Inc.* ..................     98,600
   3,400   Visio Corp.* ...................................    124,313
   2,700   Visual Networks, Inc.* .........................    101,250
   2,500   VISX, Inc.* ....................................    218,594
     800   Vital Signs, Inc. ..............................     14,000
   4,500   Vivus, Inc.* ...................................     11,672
   3,300   Vlasic Foods International* ....................     78,581
   5,700   VLSI Technology, Inc.* .........................     62,344
   2,250   Volt Information Sciences, Inc.* ...............     50,766
   3,000   VWR Scientific Products Corp. ..................     52,125
   4,700   Wabash National ................................     95,469
   2,200   Wackenhut Corp. ................................     55,963
   2,200   Wackenhut Corrections Corp.* ...................     62,975
   2,300   Walden Residential Properties, Inc. ............     47,006
   5,800   Wallace Computer Services, Inc. ................    152,975
   8,900   Walter Industries, Inc.* .......................    136,281
   8,700   Wang Laboratories, Inc.* .......................    241,425
   5,800   Washington Gas Light Corp. .....................    157,325
   8,800   Washington Real Estate
             Investment Trust .............................    163,900
  11,100   Washington Water Power Co. .....................    213,675
   2,300   Waste Industries, Inc.* ........................     39,675
   2,450   Watsco, Inc. ...................................     41,038
   2,100   Watts Industries, Inc. - Class A ...............     34,913
  10,570   Wausau Paper Mills Co. .........................    186,957
   4,600   Wavephore, Inc.* ...............................     36,944
   1,800   WD-40 Co. ......................................     51,525
   1,900   Webb (Del E.) Corp. ............................     52,369
   7,600   Webster Financial Corp. ........................    208,525
   4,700   Weeks Corp. ....................................    132,481
   4,100   Weider Nutrition International, Inc.............     26,138
   5,100   Weingarten Realty Investment ...................    227,588
   4,400   Wellman, Inc. ..................................     44,825
   3,762   Werner Enterprises, Inc. .......................     66,540
   2,200   Wesley Jessen VisionCare* ......................     61,050
   1,608   West Co., Inc. .................................     57,386
   3,200   West Coast Bancorp/Oregon ......................     67,200

                       See Notes to Financial Statements.

                                       25

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
   Shares     Description                     Value
   ------     -----------                     -----
       1,200   West Marine, Inc.* ...................   $     11,850
       2,400   West Teleservices Corp.* .............         23,400
       7,968   Westamerica Bancorporation ...........        292,824
       4,600   WestBanco Inc. .......................        135,700
       2,100   Westcorp, Inc. .......................         14,569
       1,700   Westell Technologies - Class A* ......          8,288
       2,000   Western Bancorp ......................         58,500
       5,500   Western Bank Puerto Rico .............         87,313
       3,600   Western Gas Resources, Inc. ..........         20,700
      11,300   Western Wireless Corp - Class A* .....        248,600
       7,200   Westfield America, Inc. ..............        124,200
       2,200   Westinghouse Air Brake Co. ...........         53,763
       3,000   Westwood One, Inc.* ..................         91,500
       2,300   Wet Seal, Inc. - Class A* ............         69,431
       4,400   Whitney Holding Corp. ................        165,000
       5,500   Whittman-Hart, Inc.* .................        151,938
       3,900   WHX Corp.* ...........................         39,244
       7,700   Wicor, Inc. ..........................        167,956
       1,400   Wilmar Industries, Inc.* .............         28,438
       2,900   Wind River Systems* ..................        136,300
       3,800   Windmere Corp. .......................         29,450
       6,700   WinStar Communications, Inc.* ........        261,300
       9,100   Wisconsin Central Transportation* ....        156,406
       3,700   Wolverine Tube, Inc.* ................         77,700
       5,600   Wolverine World Wide, Inc. ...........         74,200
       2,100   Woodward Governor Company ............         46,463
       3,200   World Access, Inc.* ..................         68,400
       7,500   World Color Press, Inc.* .............        228,281
       3,200   WPS Resources Corp. ..................        112,800
       3,900   WSFS Financial Corp. .................         65,813
       2,600   Wyman/Gordon Corp. ...................         26,650
       1,925   Wynn's International, Inc. ...........         42,591
       2,200   X-Rite, Inc. .........................         17,050
       3,300   Xircom, Inc.* ........................        112,200
       1,200   Xomed Surgical Supplies* .............         38,400
       2,000   Xtra Corp. ...........................         82,750
       6,600   Xylan Corp.* .........................        115,913
       3,000   Yankee Energy System, Inc. ...........         87,375
       5,300   Yellow Corp. .........................        101,363
       1,300   Young Broadcasting Corp. - Class A* ..         54,438
       6,600   Zale Corp.* ..........................        212,850
       2,000   Zapata Corp. .........................         24,500
       3,000   Zebra Technologies Corp. - Class A* ..         86,250
       2,800   Zenith National Insurance Corp. ......         64,750
       4,700   Zila, Inc.* ..........................         46,413
       2,100   Zoltek Cos., Inc.* ...................         19,294
       2,300   Zonagen, Inc.* .......................         43,989
                                                        ------------
               TOTAL COMMON STOCK (COST $144,292,960)    141,501,040
                                                        ------------
   Shares     Description                     Value
   ------     -----------                     -----
           OTHER SECURITIES - 0.0%
     586   Apartment Investment &
             Management Co. Series E pfd.............       $ 21,682
   2,500   Coast Federal Litigation Contingent
             Payment Rights Trust....................         16,563
   1,300   Fusion Systems Contingent
             Value Rights 3/31/99....................             20
     400   Prime Retail, Inc. 8.5%
             Series B pfd ...........................          6,650
                                                          ----------
TOTAL OTHER SECURITES (Cost $46,932).................         44,915
                                                          ----------
           SHORT-TERM INSTRUMENTS - 1.8%
           Mutual Fund - 1.4%
1,971,461  BT Institutional Cash Management
             Fund ...................................      1,971,461
                                                          ----------
Principal
 Amount
 ------
           U.S. TREASURY BILLS - 0.4%
$ 520,000  4.70%, 1/14/99**..........................        519,236
  45,000   5.02%, 1/14/99**..........................         44,940
                                                          ----------
TOTAL SHORT TERM SECURITIES (Cost $2,535,637)........      2,535,637
                                                          ----------
TOTAL INVESTMENTS (Cost $146,875,529)99.8%              $144,081,592
OTHER ASSETS LESS LIABILITIES.........0.2%                   183,431
                                     ------               ----------
NET ASSETS..........................100.0%              $144,265,023
                                     ======               ==========

-------------
 * Non-income producing security
** Held as collateral for futures contracts.

                        See Notes to Financial Statements.

-----------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
STATEMENT OF OPERATIONS  For the  year ended December 31, 1998
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends .............................................................   $  1,559,462
   Interest ..............................................................          9,654
                                                                             ------------
TOTAL INVESTMENT INCOME ..................................................      1,569,116
                                                                             ------------
EXPENSES
   Advisory Fees .........................................................        151,232
   Administration and Services Fees ......................................         50,411
   Professional Fees .....................................................         37,804
   Shareholder Reports ...................................................          6,000
   Trustees Fees .........................................................          3,146
   Miscellaneous .........................................................          4,661
                                                                             ------------
   Total Expenses ........................................................        253,254
   Less: Expenses Absorbed by Bankers Trust ..............................       (152,329)
                                                                             ------------
      Net Expenses .......................................................        100,925
                                                                             ------------
NET INVESTMENT INCOME ....................................................      1,468,191
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions ........................      7,535,638
   Net Realized Gain from Futures Transactions ...........................         69,097
   Net Change in Unrealized Appreciation/Depreciation on Investments .....    (13,721,555)
   Net Change in Unrealized Appreciation/Depreciation on Futures Contracts        131,275
                                                                             ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ....     (5,985,545)
                                                                             ------------
NET DECREASE IN ASSETS FROM OPERATIONS ...................................   $ (4,517,354)
                                                                             ============

----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------
                                                                           FOR THE            FOR THE
                                                                         YEAR ENDED         YEAR ENDED
                                                                      DECEMBER 31, 1998  DECEMBER 31, 1997
                                                                     ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ..............................................   $   1,468,191    $   1,240,486
   Net Realized Gain from Investments and Futures Transactions ........       7,604,735        8,651,921
   Net Change in Unrealized Appreciation/Depreciation on Investment and
     Futures Contracts ................................................     (13,590,280)       7,704,363
                                                                          -------------    -------------
Net Increase (Decrease) in Net Assets from Operations .................      (4,517,354)      17,596,770
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested .....................................     159,794,939       48,304,725
   Value of Capital Withdrawn .........................................     (80,420,161)     (78,578,237)
                                                                          -------------    -------------
Net Increase (Decrease) in Net Assets from Capital Transactions .......      79,374,778      (30,273,512)
                                                                          -------------    -------------
Total Increase (Decrease) in Net Assets ...............................      74,857,424      (12,676,742)
NET ASSETS
   Beginning of Year ..................................................      69,407,599       82,084,341
                                                                          -------------    -------------
   End of Year ........................................................   $ 144,265,023    $  69,407,599
                                                                          =============    =============

                        See Notes to Financial Statements.
                                       27

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for periods indicated for the Small Cap Index Portfolio.

                                                           For the year ended
                                                              December 31,         For the period July 1, 1996 1
                                                           1998         1997           to December 31, 1996
                                                           ----         ----       -----------------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted).............    $144,265      $69,408                  $82,084
Ratios to Average Net Assets:
   Net Investment Income.............................        1.45%        1.51%                    1.70% 2
   Expenses..........................................        0.10%        0.10%                    0.20% 2
   Decrease Reflected in Above Expenses Ratio Due
     to Absorption of Expenses by Bankers Trust......        0.15%        0.13%                    0.12% 2
   Portfolio Turnover Rate...........................          86%         88%                       16%

-----------
1 The Fund's inception date
2 Annualized



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.
A.  Organization
The Small Cap Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996 as an unincorporated trust under the laws of New York, and commenced operations on July 1, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolio.

B.  Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued each day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

E. Option Contracts
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, it will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

F. Futures Contracts
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

H. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. For the year ended December 31, 1998, Administration and Services fees amounted to $50,411, of which $1,475 was payable at the end of the year.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets. For the year ended December 31, 1998, advisory fees amounted to $151,232, of which $4,424 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.10% of the average daily net assets of the Portfolio. For the year ended December 31, 1998, expenses of the Portfolio have been reduced by $152,329.

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of December 31, 1998 amounted to $202,824 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1998, were $165,918,552 and $85,379,351, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1998 was $152,040,728. The aggregate gross unrealized appreciation was $45,097,986, and the aggregate gross unrealized depreciation was $53,057,122 for all investments as of December 31, 1998.

NOTE 4--FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 1998 is as follows:

                                                             Market      Unrealized
Type of Future        Expiration    Contracts   Position     Value       Appreciation
--------------        ----------    ---------   --------     ------      -------------
Russell 2000
   Index Futures      March 1999        9         Long      $1,913,625     $34,875

NOTE 5--NET ASSETS
Paid-in Capital ......................   $ 146,927,686
Unrealized Depreciation on Investments
  and Futures ........................      (2,662,663)
                                         -------------
Total Net Assets .....................   $ 144,265,023
                                         =============

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the Small Cap Index Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Index Portfolio (the "Portfolio") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

BT ADVISOR FUNDS
SMALL CAP INDEX FUND

INVESTMENT ADVISOR AND ADMINISTRATOR OF THE PORTFOLIO
BANKERS TRUST COMPANY
130 LIBERTY STREET
NEW YORK, NY  10006


DISTRIBUTOR
ICC DISTRIBUTORS, INC.
P.O. BOX 7558
PORTLAND, ME 04112-9892


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 LIBERTY STREET
NEW YORK, NY  10006


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
250 WEST PRATT STREET
BALTIMORE, MD 21201


COUNSEL
WILLKIE FARR & GALLAGHER
787 7TH AVENUE
NEW YORK, NY  10019

                            -----------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                            -----------------------

                     Small Cap Index Fund - Institutional Class Cusip#05576L882
                          Small Cap Index Fund - Advisor Class Cusip #05576L858
                                                              STA513200 (12/98)